EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 13.31%
	ACC Trust(b)
	Series 2021-1 Class C
$ 418,062	2.08%, 12/20/2024	$ 410,436
	Series 2022-1 Class C
1,015,000	3.24%, 10/20/2025	724,438
	ACHV ABS Trust(b)
	Series 2023-1PL Class B
1,085,000	6.80%, 03/18/2030	1,084,443
	Series 2023-3PL Class B
970,000	7.17%, 08/19/2030	974,237
917,867	ACM Auto Trust(b) Series 2023-2A Class A 7.97%, 06/20/2030	918,653
965,000	Adams Outdoor Advertising LP(b) Series 2023-1 Class A2 6.97%, 07/15/2053	948,882
	Affirm Asset Securitization Trust(b)
	Series 2022-A Class 1A
887,000	4.30%, 05/17/2027	868,082
	Series 2023-B Class A
325,000	6.82%, 09/15/2028	325,516
455,000	Aimco Ltd(b)(c) Series 2020-12A Class AR 6.48%, 01/17/2032 3-mo. SOFR + 1.17%	451,134
	American Credit Acceptance Receivables Trust(b)
	Series 2022-1 Class D
200,000	2.46%, 03/13/2028	189,542
	Series 2022-1 Class E
855,000	3.64%, 03/13/2028	779,996
	Series 2022-4 Class C
100,000	7.86%, 02/15/2029	100,749
	AmeriCredit Automobile Receivables Trust
	Series 2019-2 Class D
720,000	2.99%, 06/18/2025	713,323
	Series 2019-3 Class D
330,000	2.58%, 09/18/2025	324,533
	Series 2020-3 Class D
85,000	1.49%, 09/18/2026	79,247
	AMSR Trust(b)
	Series 2020-SFR2 Class D
540,000	3.28%, 07/17/2037	506,642
	Series 2021-SFR2 Class C
1,992,879	1.88%, 08/17/2038	1,742,709
	Series 2021-SFR3 Class D
520,000	2.18%, 10/17/2038	448,531
1,750,000	Amur Equipment Finance Receivables XII LLC(b) Series 2023-1A Class A2 6.09%, 12/20/2029	1,750,938
1,204,000	Applebee's Funding LLC / IHOP Funding LLC(b) Series 2023-1A Class A2 7.82%, 03/05/2053	1,186,938
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Aqua Finance Trust(b)
	Series 2019-A Class A
$ 169,251	3.14%, 07/16/2040	$ 156,690
	Series 2019-A Class C
925,292	4.01%, 07/16/2040	836,821
	Series 2020-AA Class D
620,000	7.15%, 07/17/2046	530,068
	Series 2021-A Class B
110,000	2.40%, 07/17/2046	88,059
1,003,950	Arbys Funding LLC(b) Series 2020-1A Class A2 3.24%, 07/30/2050	889,172
865,000	Avant Credit Card Master Trust(b) Series 2021-1A Class A 1.37%, 04/15/2027	803,386
	Avid Automobile Receivables Trust(b)
	Series 2019-1 Class D
715,000	4.03%, 07/15/2026	710,820
	Series 2021-1 Class E
345,000	3.39%, 04/17/2028	318,104
	Series 2023-1 Class A
617,838	6.63%, 07/15/2026	616,892
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2019-2A Class D
1,607,000	3.04%, 09/22/2025	1,530,082
	Series 2020-2A Class A
495,000	2.02%, 02/20/2027	451,710
	Series 2020-2A Class C
145,000	4.25%, 02/20/2027	135,597
	Series 2021-2A Class C
160,000	2.35%, 02/20/2028	137,075
	Series 2023-8A Class C
110,000	7.34%, 02/20/2030	110,086
615,000	BHG Securitization Trust(b) Series 2022-A Class B 2.70%, 02/20/2035	554,381
58,085	Business Jet Securities LLC(b) Series 2021-1A Class B 2.92%, 04/15/2036	51,585
848,680	BXG Receivables Note Trust(b) Series 2023-A Class A 5.77%, 11/15/2038	832,575
847,162	Cajun Global LLC(b) Series 2021-1 Class A2 3.93%, 11/20/2051	740,359
342,700	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	298,297
330,000	Carlyle Global Market Strategies Ltd(b)(c) Series 2016-4A Class A2R 7.04%, 10/20/2027 3-mo. SOFR + 1.71%	328,690
	CarMax Auto Owner Trust
	Series 2020-1 Class D
240,000	2.64%, 07/15/2026	236,195
	Series 2020-3 Class D
200,000	2.53%, 01/15/2027	193,263

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-4 Class D
$ 175,000	1.75%, 04/15/2027	$ 164,633
	Series 2022-1 Class D
100,000	2.47%, 07/17/2028	90,625
1,113,000	CarNow Auto Receivables Trust(b) Series 2023-1A Class C 7.24%, 09/15/2026	1,102,221
	Carvana Auto Receivables Trust
	Series 2019-3A Class E
815,000	4.60%, 07/15/2026(b)	805,928
	Series 2021-P4 Class C
135,000	2.33%, 02/10/2028	116,408
	Series 2023-N1 Class D
920,000	6.69%, 07/10/2029(b)	899,383
176,351	Castlelake Aircraft Securitization Trust(b) Series 2018-1 Class B 5.30%, 06/15/2043	128,955
1,000,000	CCG Receivables Trust(b) Series 2023-1 Class A2 5.82%, 09/16/2030	998,513
295,925	CLI Funding VI LLC(b) Series 2020-3A Class A 2.07%, 10/18/2045	256,862
157,539	CLI Funding VIII LLC(b) Series 2021-1A Class A 1.64%, 02/18/2046	134,535
	College Ave Student Loans LLC(b)
	Series 2021-A Class C
75,184	2.92%, 07/25/2051	67,193
	Series 2021-C Class D
100,000	4.11%, 07/26/2055	85,578
120,319	Commonbond Student Loan Trust(b) Series 2020-1 Class A 1.69%, 10/25/2051	101,356
606,585	Conn's Receivables Funding LLC(b) Series 2022-A Class B 9.52%, 12/15/2026	609,036
	CoreVest American Finance Trust(b)
	Series 2019-3 Class A
176,197	2.71%, 10/15/2052	167,632
	Series 2019-3 Class B
145,000	3.16%, 10/15/2052	122,367
	Series 2019-3 Class C
235,000	3.27%, 10/15/2052	195,634
	Series 2020-2 Class C
100,000	4.75%, 05/15/2052(d)	90,975
	Series 2021-1 Class C
105,000	2.80%, 04/15/2053	80,188
	Series 2021-2 Class C
205,000	2.48%, 07/15/2054	157,087
	Series 2021-3 Class D
105,000	3.47%, 10/15/2054	82,896
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Credit Acceptance Auto Loan Trust(b)
	Series 2020-2A Class C
$ 250,000	2.73%, 11/15/2029	$ 249,625
	Series 2020-3A Class C
290,000	2.28%, 02/15/2030	284,974
	Series 2021-2A Class C
250,000	1.64%, 06/17/2030	237,298
	Series 2021-3A Class C
250,000	1.63%, 09/16/2030	234,047
155,925	DB Master Finance LLC(b) Series 2017-1A Class A2II 4.03%, 11/20/2047	141,632
610,000	Dext LLC(b) Series 2020-1 Class D 7.21%, 02/15/2028	588,492
196,984	Diamond Resorts Owner Trust(b) Series 2021-1A Class B 2.05%, 11/21/2033	181,364
1,620,000	Discover Card Execution Note Trust Series 2023-A2 Class A 4.93%, 06/15/2028	1,600,187
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class A23
326,025	4.12%, 07/25/2047	301,621
	Series 2018-1A Class A2II
66,675	4.33%, 07/25/2048	61,896
	Series 2019-1A Class A2
108,080	3.67%, 10/25/2049	93,515
	Series 2021-1A Class A2I
317,688	2.66%, 04/25/2051	267,822
	DT Auto Owner Trust(b)
	Series 2019-3A Class D
42,122	2.96%, 04/15/2025	41,985
	Series 2022-1A Class D
545,000	3.40%, 12/15/2027	513,193
	Series 2023-1A Class D
1,091,000	6.44%, 11/15/2028	1,075,971
	Series 2023-3A Class C
570,000	6.40%, 05/15/2029	567,660
	Series 2023-3A Class D
325,000	7.12%, 05/15/2029	325,446
129,843	Education Funding Trust Trust(b) Series 2020-A Class A 2.79%, 07/25/2041	117,651
104,398	EDvestinU Private Education Loan Issue No 3 LLC(b) Series 2021-A Class A 1.80%, 11/25/2045	90,337
53,150	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	47,499
	ELFI Graduate Loan Program LLC(b)
	Series 2019-A Class A
128,576	2.54%, 03/25/2044	113,851

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-A Class B
$ 74,956	2.09%, 12/26/2046(d)	$ 60,802
	Exeter Automobile Receivables Trust
	Series 2019-4A Class D
365,742	2.58%, 09/15/2025(b)	360,149
	Series 2020-2A Class D
209,907	4.73%, 04/15/2026(b)	208,753
	Series 2022-2A Class D
100,000	4.56%, 07/17/2028	95,278
	Series 2022-6A Class C
110,000	6.32%, 05/15/2028	109,268
	Series 2023-2A Class D
205,000	6.32%, 08/15/2029	201,536
	Series 2023-3A Class D
1,180,000	6.68%, 04/16/2029	1,176,657
820,000	FAT Brands Royalty LLC(b) Series 2021-1A Class A2 4.75%, 04/25/2051	747,777
	First Investors Auto Owner Trust(b)
	Series 2019-2A Class D
94,191	2.80%, 12/15/2025	93,664
	Series 2022-1A Class D
200,000	3.79%, 06/15/2028	186,650
	Series 2022-2A Class D
145,000	8.71%, 10/16/2028	148,982
	FirstKey Homes Trust(b)
	Series 2020-SFR1 Class B
270,000	1.74%, 08/17/2037	247,436
	Series 2020-SFR1 Class D
200,000	2.24%, 08/17/2037	183,004
	Series 2020-SFR1 Class E
100,000	2.79%, 08/17/2037	91,890
	Series 2020-SFR2 Class D
775,000	1.97%, 10/19/2037	703,840
	Series 2021-SFR1 Class D
1,015,000	2.19%, 08/17/2038	884,684
	Series 2021-SFR1 Class E1
335,000	2.39%, 08/17/2038	290,676
	Series 2021-SFR2 Class E1
180,000	2.26%, 09/17/2038	154,387
	Series 2021-SFR2 Class E2
140,000	2.36%, 09/17/2038	119,740
	Series 2022-SFR2 Class D
205,000	4.50%, 07/17/2039	185,184
	Flagship Credit Auto Trust(b)
	Series 2019-3 Class D
193,906	2.86%, 12/15/2025	190,577
	Series 2019-4 Class D
385,000	3.12%, 01/15/2026	375,686
	Series 2020-1 Class D
645,000	2.48%, 03/16/2026	625,115
	Series 2020-4 Class D
240,000	2.18%, 02/16/2027	224,629
	Series 2021-2 Class D
210,000	1.59%, 06/15/2027	189,222
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 175,000	Ford Credit Auto Lease Trust Series 2023-B Class D 6.97%, 06/15/2028	$ 174,557
	Foundation Finance Trust(b)
	Series 2023-2A Class A
978,000	6.53%, 06/15/2049	977,902
	Series 2023-2A Class B
100,000	6.97%, 06/15/2049	99,970
230,000	Foursight Capital Automobile Receivables Trust(b) Series 2021-2 Class D 1.92%, 09/15/2027	212,760
	Freedom Financial Trust(b)
	Series 2021-2 Class C
47,704	1.94%, 06/19/2028	47,268
	Series 2021-3FP Class D
255,000	2.37%, 11/20/2028	240,756
	Series 2022-1FP Class D
165,000	3.35%, 03/19/2029	154,605
1,275,000	Frontier Issuer LLC(b) Series 2023-1 Class A2 6.60%, 08/20/2053	1,218,720
228,374	GITSIT Mortgage Loan Trust(b)(e) Series 2023-NPL1 Class A1 8.35%, 05/25/2053	228,904
	GLS Auto Receivables Issuer Trust(b)
	Series 2020-1A Class C
125,529	2.72%, 11/17/2025	124,472
	Series 2020-3A Class E
1,705,000	4.31%, 07/15/2027	1,656,560
	Series 2021-1A Class D
965,000	1.68%, 01/15/2027	920,724
	Series 2021-2A Class D
345,000	1.42%, 04/15/2027	320,657
	Series 2022-2A Class D
770,000	6.15%, 04/17/2028	756,437
	Series 2023-2A Class D
155,000	6.31%, 03/15/2029	152,646
900,000	GLS Auto Select Receivables Trust(b) Series 2023-1A Class B 6.09%, 03/15/2029	886,825
900,000	GoldentTree Loan Management US 1 Ltd(b)(c) Series 2021-9A Class A 6.66%, 01/20/2033 3-mo. SOFR + 1.33%	896,774
1,142,687	Hardee's Funding LLC(b) Series 2020-1A Class A2 3.98%, 12/20/2050	961,382
	Hertz Vehicle Financing III LLC(b)
	Series 2022-1A Class C
791,000	2.63%, 06/25/2026	737,346
	Series 2022-1A Class D
655,000	4.85%, 06/25/2026	612,829
	Series 2022-3A Class D
400,000	6.31%, 03/25/2025	396,655

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-1A Class D2
$ 255,000	9.13%, 06/25/2027	$ 253,296
	Series 2023-2A Class D
305,000	9.40%, 09/25/2029	306,740
	Hertz Vehicle Financing LLC(b)
	Series 2022-2A Class D
520,000	5.16%, 06/26/2028	449,213
	Series 2022-4A Class D
1,175,000	6.56%, 09/25/2026	1,120,729
846,544	Hilton Grand Vacations Trust(b) Series 2022-2A Class C 5.57%, 01/25/2037	811,930
385,225	HIN Timeshare Trust(b) Series 2020-A Class C 3.42%, 10/09/2039	354,243
	Home Partners of America Trust(b)
	Series 2019-1 Class D
157,829	3.41%, 09/17/2039	137,529
	Series 2019-2 Class D
124,519	3.12%, 10/19/2039	107,515
	Series 2021-1 Class E
85,772	2.58%, 09/17/2041	67,633
512,306	Horizon Aircraft Finance III Ltd(b) Series 2019-2 Class A 3.43%, 11/15/2039	402,824
1,050,000	Hotwire Funding LLC(b) Series 2021-1 Class C 4.46%, 11/20/2051	873,477
	HPEFS Equipment Trust(b)
	Series 2022-1A Class D
165,000	2.40%, 11/20/2029	154,182
	Series 2023-2A Class D
100,000	6.97%, 07/21/2031	100,180
636,193	Jersey Mike's Funding(b) Series 2019-1A Class A2 4.43%, 02/15/2050	584,071
557,099	JOL Air Ltd(b) Series 2019-1 Class A 3.97%, 04/15/2044	502,119
42,600	JPMorgan Chase Bank NA(b) Series 2021-1 Class D 1.17%, 09/25/2028	41,538
	LAD Auto Receivables Trust(b)
	Series 2022-1A Class A
1,123,637	5.21%, 06/15/2027	1,115,082
	Series 2023-1A Class D
1,100,000	7.30%, 06/17/2030	1,102,359
	Series 2023-2A Class D
710,000	6.30%, 02/15/2031	694,012
214,412	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	191,560
	Lendbuzz Securitization Trust(b)
	Series 2022-1A Class A
579,653	4.22%, 05/17/2027	562,136
	Series 2023-2A Class A2
709,000	7.09%, 10/16/2028	707,205
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 860,000	Lobel Automobile Receivables Trust(b) Series 2023-1 Class B 7.05%, 09/15/2028	$ 846,372
	MAPS Ltd(b)
	Series 2018-1A Class A
279,919	4.21%, 05/15/2043	250,911
	Series 2021-1A Class A
513,331	2.52%, 06/15/2046	442,660
682,897	Mariner Finance Issuance Trust(b) Series 2020-AA Class A 2.19%, 08/21/2034	662,948
	Marlette Funding Trust(b)
	Series 2021-2A Class C
100,000	1.50%, 09/15/2031	96,409
	Series 2021-3A Class C
145,000	1.81%, 12/15/2031	134,661
1,115,000	Mercury Financial Credit Card Master Trust(b) Series 2023-1A Class A 8.04%, 09/20/2027	1,119,005
69,213	Merlin Aviation Holdings Designated Activity Co(b)(e) Series 2016-1 Class A 4.50%, 12/15/2032	54,589
330,000	Mission Lane Credit Card Master Trust(b) Series 2023-B Class A , 7.69%, 11/15/2028	329,953
	MVW Owner Trust(b)
	Series 2019-1A Class C
19,292	3.33%, 11/20/2036	18,186
	Series 2021-2A Class C
399,627	2.23%, 05/20/2039	356,892
	Navient Private Education Refi Loan Trust(b)
	Series 2019-GA Class B
100,000	3.08%, 10/15/2068	79,377
	Series 2020-HA Class A
37,024	1.31%, 01/15/2069	33,513
	Series 2021-A Class A
152,322	0.84%, 05/15/2069	131,760
	Series 2021-EA Class B
115,000	2.03%, 12/16/2069	73,362
	Series 2021-FA Class B
265,000	2.12%, 02/18/2070	162,358
694,750	NBC Funding LLC(b) Series 2021-1 Class A2 2.99%, 07/30/2051	602,676
	OneMain Financial Issuance Trust(b)
	Series 2018-2A Class A
69,002	3.57%, 03/14/2033	68,187
	Series 2020-1A Class B
290,000	4.83%, 05/14/2032	288,140
	Series 2021-1A Class D
270,000	2.47%, 06/16/2036	215,628
	Series 2022-S1 Class D
270,000	5.20%, 05/14/2035	247,007

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Planet Fitness Master Issuer LLC(b)
	Series 2018-1A Class A2II
$ 190,000	4.67%, 09/05/2048	$ 182,118
	Series 2019-1A Class A2
322,438	3.86%, 12/05/2049	268,892
	Prestige Auto Receivables Trust(b)
	Series 2020-1A Class E
235,000	3.67%, 02/15/2028	227,861
	Series 2022-1A Class D
420,000	8.08%, 08/15/2028	422,085
	Preston Ridge Partners Mortgage LLC(b)
	Series 2021-1 Class A1
385,406	2.12%, 01/25/2026(d)	362,987
	Series 2021-2 Class A1
447,374	2.12%, 03/25/2026(d)	429,093
	Series 2021-8 Class A1
286,899	1.74%, 09/25/2026(d)	263,073
	Series 2022-5 Class A1
722,809	6.90%, 09/27/2027(e)	717,514
	Progress Residential Trust(b)
	Series 2019-SFR4 Class D
275,000	3.14%, 10/17/2036	265,117
	Series 2020-SFR1 Class A
895,989	1.73%, 04/17/2037	837,429
	Series 2020-SFR3 Class E
145,000	2.30%, 10/17/2027	131,391
	Series 2021-SFR2 Class E1
345,000	2.55%, 04/19/2038	302,916
	Series 2021-SFR3 Class E1
125,000	2.54%, 05/17/2026	109,068
	Series 2021-SFR3 Class E2
105,000	2.69%, 05/17/2026	91,424
	Series 2021-SFR4 Class E1
100,000	2.41%, 05/17/2038	86,848
	Series 2021-SFR4 Class E2
100,000	2.56%, 05/17/2038	86,665
	Series 2021-SFR5 Class E1
145,000	2.21%, 07/17/2038	124,440
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	85,839
	Series 2021-SFR6 Class E1
185,000	2.43%, 07/17/2038	159,961
	Series 2021-SFR6 Class E2
100,000	2.53%, 07/17/2038	86,375
	Series 2021-SFR7 Class E1
205,000	2.59%, 08/17/2040	162,620
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	78,659
	Series 2021-SFR9 Class E1
100,000	2.81%, 11/17/2040	79,608
	Series 2023-SFR2 Class B
100,000	4.50%, 10/17/2028	91,910
980,000	Purchasing Power Funding LLC(b) Series 2021-A Class B 1.92%, 10/15/2025	968,903
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 898,000	Reach ABS Trust(b) Series 2023-1A Class B 7.33%, 02/18/2031	$ 895,998
624,138	Rockford Tower Ltd(b)(c) Series 2018-1A Class A 6.74%, 05/20/2031 3-mo. SOFR + 1.36%	622,127
	Santander Drive Auto Receivables Trust
	Series 2020-1 Class C
17,380	4.11%, 12/15/2025	17,328
	Series 2020-2 Class D
775,072	2.22%, 09/15/2026	763,731
	SCF Equipment Leasing LLC(b)
	Series 2022-1A Class D
135,000	3.79%, 11/20/2031	120,097
	Series 2022-2A Class C
210,000	6.50%, 08/20/2032	203,393
104,861	Shenton Aircraft Investment I Ltd(b) Series 2015-1A Class A 4.75%, 10/15/2042	88,331
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2019-2A Class C
49,909	3.12%, 05/20/2036	48,284
	Series 2019-3A Class C
33,205	3.00%, 08/20/2036	31,069
	Series 2021-1A Class C
29,105	1.79%, 11/20/2037	27,024
	Series 2023-2A Class B
1,034,206	6.28%, 04/20/2040	1,025,993
	Series 2023-2A Class C
90,720	7.30%, 04/20/2040	90,140
350,000	Signal Peak Ltd(b)(c) Series 2014-1A Class AR3 6.73%, 04/17/2034 3-mo. SOFR + 1.42%	347,082
580,095	Slam Ltd(b) Series 2021-1A Class A 2.43%, 06/15/2046	493,440
	SMB Private Education Loan Trust(b)
	Series 2015-C Class B
95,795	3.50%, 09/15/2043	91,838
	Series 2018-C Class B
100,000	4.00%, 11/17/2042	90,073
	Series 2019-B Class A2A
448,892	2.84%, 06/15/2037	419,471
	Series 2020-A Class A2A
57,224	2.23%, 09/15/2037	52,582
	Series 2021-A Class A2A2
132,959	6.18%, 01/15/2053(c) 1-mo. SOFR + 0.84%	130,816
	Series 2021-D Class B
200,000	2.31%, 03/17/2053	153,420
100,000	SoFi Consumer Loan Program Trust(b) Series 2021-1 Class D 2.04%, 09/25/2030	93,922

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 100,000	SoFi Professional Loan Program LLC(b)(d) Series 2017-A Class C 4.43%, 03/26/2040	$ 90,782
388,846	Sunnova Helios X Issuer LLC(b) Series 2022-C Class C 6.00%, 11/22/2049	327,893
118,234	Sunnova Helios XII Issuer LLC(b) Series 2023-B Class B 5.60%, 08/22/2050	112,004
534,375	Taco Bell Funding LLC(b) Series 2016-1A Class A23 4.97%, 05/25/2046	515,016
965,000	Tesla Auto Lease Trust(b) Series 2023-A Class B 6.41%, 07/20/2027	962,229
292,300	TIF Funding II LLC(b) Series 2021-1A Class A 1.65%, 02/20/2046	241,946
1,119,000	Tricolor Auto Securitization Trust(b) Series 2023-1A Class C 7.24%, 02/16/2027	1,115,921
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class C
1,740,000	3.15%, 03/17/2038	1,612,525
	Series 2019-SFR1 Class D
115,000	3.20%, 03/17/2038	106,358
	Series 2020-SFR1 Class D
230,000	2.55%, 07/17/2038	206,229
	Series 2020-SFR2 Class D
895,000	2.28%, 11/17/2039	756,503
	Series 2020-SFR2 Class E1
225,000	2.73%, 11/17/2039	190,030
490,000	Tricon Residential Trust(b) Series 2021-SFR1 Class B 2.24%, 07/17/2038	437,228
	United Auto Credit Securitization Trust(b)
	Series 2023-1 Class C
1,112,000	6.28%, 07/10/2028	1,099,302
	Series 2023-1 Class D
1,148,000	8.00%, 07/10/2028	1,155,226
	VCAT LLC(b)(e)
	Series 2021-NPL1 Class A1
38,518	2.29%, 12/26/2050	37,270
	Series 2021-NPL3 Class A1
274,951	1.74%, 05/25/2051	255,414
	Series 2021-NPL4 Class A1
549,211	1.87%, 08/25/2051	512,371
	Series 2021-NPL5 Class A1
356,693	1.87%, 08/25/2051	336,032
	Series 2021-NPL6 Class A1
592,398	1.92%, 09/25/2051	544,714
305,000	VERDE Ltd(b)(c) Series 2019-1A Class AR 6.67%, 04/15/2032 3-mo. SOFR + 1.36%	303,318
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 1,100,000	VFI ABS LLC(b) Series 2022-1A Class B 3.04%, 07/24/2028	$ 1,044,756
107,924	VOLT XCII LLC(b)(e) Series 2021-NPL1 Class A1 1.89%, 02/27/2051	101,445
296,479	VOLT XCIII LLC(b)(e) Series 2021-NPL2 Class A1 1.89%, 02/27/2051	275,434
251,363	VOLT XCIV LLC(b)(e) Series 2021-NPL3 Class A1 2.24%, 02/27/2051	236,846
165,520	VOLT XCVI LLC(b)(e) Series 2021-NPL5 Class A1 2.12%, 03/27/2051	156,631
401,774	VOLT XCVII LLC(b)(e) Series 2021-NPL6 Class A1 2.24%, 04/25/2051	374,206
315,077	WAVE Trust(b) Series 2017-1A Class A 3.84%, 11/15/2042	253,281
127,238	Wendy's Funding LLC(b) Series 2018-1A Class A2II 3.88%, 03/15/2048	113,920
	Westlake Automobile Receivables Trust(b)
	Series 2023-1A Class C
1,400,000	5.74%, 08/15/2028	1,383,582
	Series 2023-1A Class D
155,000	6.79%, 11/15/2028	153,840
TOTAL ASSET-BACKED SECURITIES — 13.31% (Cost $107,985,716)		$102,602,656
BANK LOANS
565,581	Agiliti Health Inc(c) 8.39%, 05/01/2030 3-mo. SOFR + 3.00%	562,753
721,301	AlixPartners LLP(c) 8.18%, 02/04/2028 1-mo. SOFR + 2.86%	720,199
265,989	Alliance Laundry Systems LLC(c) 8.90%, 10/08/2027 3-mo. SOFR + 3.51%	265,656
248,125	Amentum Government Services Holdings LLC(c) 9.33%, 02/15/2029 1-mo. SOFR + 4.01%	245,747
458,025	American Axle & Manufacturing Inc(c) 8.44%, 12/13/2029 6-mo. SOFR + 2.97%	455,449
583	Anchor Glass Container Corp(c) 7.91%, 12/07/2023 3-mo. LIBOR + 2.52%	478
	Applied Systems Inc(c)
264,338	9.89%,09/18/2026 3-mo. SOFR + 4.49%	264,888

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 375,896	12.14%,09/17/2027 3-mo. SOFR + 6.74%	$ 377,071
	Arcline FM Holdings LLC(c)
368,608	10.40%,06/23/2028 3-mo. SOFR + 5.01%	365,690
140,000	13.90%,06/25/2029 3-mo. SOFR + 8.51%	134,400
205,000	Arsenal AIC Parent LLC(c) 9.88%, 08/19/2030 1-mo. SOFR + 4.56%	204,488
846	Aruba Investments Holdings LLC(c) 9.43%, 10/28/2027 1-mo. LIBOR + 4.00%	828
565,682	Ascend Learning LLC(c) 8.92%, 12/11/2028 1-mo. SOFR + 3.60%	537,869
60,000	Assured Partners Inc(c) 8.95%, 02/13/2027 1-mo. SOFR + 3.63%	60,000
354,271	Asurion LLC(c) 8.68%, 07/31/2027 1-mo. SOFR + 3.36%	343,920
568,568	Barracuda Parent LLC(c) 9.87%, 08/15/2029 3-mo. SOFR + 4.47%	560,513
285,000	Bausch & Lomb(c) 9.33%, 09/17/2028 1-mo. SOFR + 4.02%	281,081
667,257	Blackhawk Network Holdings Inc(c) 8.17%, 06/15/2025 3-mo. SOFR + 2.78%	664,477
428,051	BrightView Landscapes LLC(c) 8.62%, 04/20/2029 3-mo. SOFR + 3.22%	427,783
735,117	Brookfield WEC Holdings Inc(c) 8.18%, 08/01/2025 1-mo. SOFR + 2.86%	734,282
811,935	Brown Group Holding LLC(c) 8.17%, 06/07/2028 1-mo. SOFR + 2.85%	803,961
203,975	Caesars Entertainment Inc(c) 8.66%, 02/06/2030 1-mo. SOFR + 3.34%	203,578
566,977	Carlisle Foodservice Products Inc(c) 8.43%, 03/20/2025 1-mo. SOFR + 3.11%	545,243
	Carnival Corp(c)
628,861	8.33%,08/09/2027 1-mo. SOFR + 3.01%	627,027
547,410	8.68%,10/18/2028 1-mo. SOFR + 3.36%	544,160
521,062	Castlelake Aviation One Designated Activity Co(c) 8.42%, 10/22/2027 3-mo. SOFR + 3.03%	519,946
731,278	CCC Intelligent Solutions Inc(c) 7.68%, 09/21/2028 1-mo. SOFR + 2.36%	728,841
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 656,256	CDK Global Inc(c) 9.64%, 07/06/2029 3-mo. SOFR + 4.24%	$ 655,915
475,580	Chariot Buyer LLC(c) 8.67%, 11/03/2028 1-mo. SOFR + 3.35%	468,149
283,575	Chart Industries(c) 9.17%, 03/15/2030 1-mo. SOFR + 3.86%	283,457
662,895	CHG Healthcare Services(c) 8.68%, 09/29/2028 1-mo. SOFR + 3.36%	659,270
383,051	Cincinnati Bell Inc(c) 8.67%, 11/22/2028 1-mo. SOFR + 3.35%	375,071
505,000	Clarios Global LP(c) 9.07%, 05/06/2030 1-mo. SOFR + 3.75%	503,737
373,111	Clydesdale Acquisition Holdings Inc(c) 9.59%, 04/13/2029 1-mo. SOFR + 4.27%	367,636
253,821	ConnectWise LLC(c) 8.93%, 09/29/2028 1-mo. SOFR + 3.61%	250,013
600,000	Covia Holdings LLC(c) 9.53%, 07/31/2026 3-mo. SOFR + 4.13%	597,750
467,000	CPM Holdings Inc(c) 9.84%, 09/22/2028 1-mo. SOFR + 4.52%	465,249
557,193	Del Monte Food Inc(c) 8.92%, 05/16/2029 3-mo. SOFR + 3.52%	540,129
434,370	DG Investment Intermediate Holdings 2 Inc(c) 10.07%, 03/31/2028 1-mo. SOFR + 4.75%	430,931
616,629	DirectV Financing LLC(c) 10.43%, 08/02/2027 1-mo. SOFR + 5.11%	601,283
333,000	DS Parent Inc(c) 11.34%, 12/08/2028 6-mo. SOFR + 5.87%	328,005
252,850	DXP Enterprises Inc(c) 10.44%, 12/23/2027 6-mo. SOFR + 4.98%	251,902
	Dynasty Acquisition Co Inc(c)
148,849	9.32%,08/23/2028 1-mo. SOFR + 4.00%	148,522
346,073	9.32%,08/24/2028 1-mo. SOFR + 4.00%	345,314
403,968	Eagle Broadband Investments LLC(c) 8.65%, 11/12/2027 3-mo. SOFR + 3.26%	392,522
410,000	ECL Entertainment LLC(c) 10.14%, 09/03/2030 3-mo. SOFR + 4.74%	408,633
570,000	Entain Holdings Ltd(c) 7.99%, 03/29/2027 3-mo. SOFR + 2.59%	568,147

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 54,862	Entain PLC(c) 8.99%, 10/31/2029 3-mo. SOFR + 3.59%	$ 54,793
	Epicor Software Corp(c)
327,769	8.68%,07/30/2027 1-mo. SOFR + 3.36%	327,183
35,000	9.07%,07/31/2027 1-mo. SOFR + 3.75%	35,009
805,400	Filtration Group Corp(c) 8.93%, 10/21/2028 1-mo. SOFR + 3.61%	801,876
1,614	Finastra USA Inc(c) 9.05%, 06/13/2024 3-mo. US Treasury Rate + 3.73%	1,611
568,546	Freeport LNG Investments LLP(c) 9.09%, 12/21/2028 3-mo. SOFR + 3.69%	562,683
754,307	Froneri US Inc(c) 7.67%, 01/29/2027 1-mo. SOFR + 2.35%	748,306
357,998	Gainwell Acquisition Corp(c) 9.49%, 10/01/2027 3-mo. SOFR + 4.09%	348,600
560,000	Garda World Security Corp(c) 9.75%, 10/30/2026 3-mo. SOFR + 4.35%	559,020
746,164	Gates Global LLC(c) 7.92%, 03/31/2027 1-mo. SOFR + 2.60%	743,598
185,000	Generation Bridge Northeast LLC(c) 9.57%, 08/07/2029 1-mo. SOFR + 4.25%	184,538
115,000	GIP Pilot Acquisition Partners LP(c) 8.83%, 09/15/2030 1-mo. SOFR + 3.52%	114,569
148,272	Grab Holdings Inc(c) 9.93%, 01/29/2026 1-mo. SOFR + 4.61%	148,859
528,000	GTCR W Merger Sub LLC(c) 8.34%, 09/20/2030 1-mo. SOFR + 3.02%	527,588
324,926	Hamilton Projects Acquiror LLC(c) 9.93%, 06/17/2027 1-mo. SOFR + 4.61%	323,139
205,000	Hub International Ltd(c) 9.58%, 06/20/2030 3-mo. SOFR + 4.19%	205,429
274,866	Hunter Holdco 3 Ltd(c) 9.74%, 08/19/2028 3-mo. SOFR + 4.34%	273,720
491,287	Indicor LLC(c) 9.89%, 11/22/2029 3-mo. SOFR + 4.49%	491,638
386,774	Ineos US Finance LLC(c) 9.17%, 11/08/2027 1-mo. SOFR + 3.85%	386,411
Principal Amount(a)		Fair Value
Bank Loans — (continued)
	J & J Ventures Gaming LLC(c)
$ 213,500	9.57%,04/26/2028 1-mo. SOFR + 4.25%	$ 203,892
298,137	9.65%,04/26/2028 3-mo. SOFR + 4.26%	284,162
118,500	9.69%,04/26/2028 1-mo. SOFR + 4.37%	112,575
547,198	Kestrel Bidco Inc(c) 8.42%, 12/11/2026 1-mo. SOFR + 3.10%	535,266
547,194	Klockner Pentaplast of America Inc(c) 10.48%, 02/12/2026 6-mo. SOFR + 5.01%	525,306
625,735	Kronos Acquisition Holdings Inc(c) 9.40%, 12/22/2026 3-mo. SOFR + 4.01%	621,154
440,000	KUEHG Corp(c) 7.39%, 06/12/2030 3-mo. SOFR + 1.99%	440,110
460,000	LSF11 A5 HoldCo LLC(c) 9.67%, 10/15/2028 1-mo. SOFR + 4.35%	452,094
562,125	Madison IAQ LLC(c) 8.69%, 06/21/2028 1-mo. SOFR + 3.37%	556,503
299,250	Mauser Packaging Solutions Holding Co(c) 9.33%, 08/14/2026 1-mo. SOFR + 4.01%	298,668
321,762	McGraw-Hill Education Inc(c) 10.18%, 07/28/2028 1-mo. SOFR + 4.86%	313,986
706,814	Medallion Midland Acquisition LLC(c) 9.40%, 10/18/2028 3-mo. SOFR + 4.01%	706,991
739,370	Medline Borrower LP(c) 8.68%, 10/23/2028 1-mo. SOFR + 3.36%	737,102
341,250	Mileage Plus Holdings Inc(c) 10.80%, 06/21/2027 3-mo. SOFR + 5.40%	354,218
250,000	Mosel Bidco SE(c) 10.06%, 08/01/1930 1-mo. SOFR + 4.75%	249,688
284,925	NAB Holdings LLC(c) 8.54%, 11/23/2028 3-mo. SOFR + 3.14%	283,806
555,779	Naked Juice LLC(c) 8.74%, 01/24/2029 3-mo. SOFR + 3.34%	527,087
830,000	NCR Atleos Corp(c) 10.09%, 03/22/2029 1-mo. SOFR + 4.77%	796,800
399,000	Neptune Bidco US Inc(c) 10.40%, 04/11/2029 3-mo. SOFR + 5.00%	357,818
390,000	Nouryon Finance BV(c) 9.32%, 04/03/2028 1-mo. SOFR + 4.00%	385,417

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 612,465	Omnia Partners LLC(c) 9.60%, 07/19/2030 3-mo. SOFR + 4.21%	$ 611,891
160,000	Ontario Gaming GTA LP(c) 9.64%, 08/01/2030 3-mo. SOFR + 4.24%	160,025
418,047	Oryx Midstream Services Permian Basin LLC(c) 8.69%, 10/05/2028 1-mo. SOFR + 3.37%	417,681
250,998	Packaging Coordinators Midco Inc(c) 9.15%, 11/30/2027 3-mo. SOFR + 3.76%	249,429
472,280	PAI Holdco Inc(c) 9.38%, 10/28/2027 3-mo. SOFR + 3.99%	445,862
655,970	Pegasus BidCo(c) 9.61%, 07/12/2029 3-mo. SOFR + 4.22%	653,920
641,734	Peraton Corp(c) 9.17%, 02/01/2028 1-mo. SOFR + 3.85%	639,194
244,222	PetsMart LLC(c) 9.17%, 02/11/2028 1-mo. SOFR + 3.85%	243,256
502,604	Phoenix Guarantor Inc(c) 8.68%, 03/05/2026 1-mo. SOFR + 3.36%	499,139
642,591	Phoenix Newco Inc(c) 8.68%, 11/15/2028 1-mo. SOFR + 3.36%	637,326
744	Playa Resorts Holding(c) 9.58%, 12/15/2028 1-mo. SOFR + 4.27%	744
212,424	Pods LLC(c) 8.43%, 03/31/2028 1-mo. SOFR + 3.11%	205,321
423,919	Polaris Newco LLC(c) 9.43%, 06/02/2028 1-mo. SOFR + 4.11%	405,195
314,839	Project Ruby Ultimate Parent Corp(c) 8.68%, 03/10/2028 1-mo. SOFR + 3.36%	310,431
254,739	Proofpoint Inc(c) 8.68%, 08/31/2028 1-mo. SOFR + 3.36%	252,347
158,800	Raptor Acquisition Corp(c) 9.66%, 11/01/2026 3-mo. SOFR + 4.26%	158,760
285,964	Realpage Inc(c) 8.43%, 04/24/2028 1-mo. SOFR + 3.11%	282,350
510,000	Restaurant Brands(c) 7.57%, 09/13/2030 1-mo. SOFR + 2.25%	508,300
471,308	Safe Fleet Holdings LLC(c) 9.17%, 02/23/2029 1-mo. SOFR + 3.85%	470,718
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 527,337	Scientific Games Holdings LP(c) 8.77%, 04/04/2029 3-mo. SOFR + 3.37%	$ 523,748
493,762	Sedgwick Claims Management Services Inc(c) 9.07%, 02/24/2028 1-mo. SOFR + 3.75%	492,219
370,721	Shearers Foods LLC(c) 8.93%, 09/23/2027 1-mo. SOFR + 3.61%	369,897
80,000	Simon & Schuster(c) 9.32%, 09/27/2030 1-mo. SOFR + 4.00%	79,400
367,363	Sophia LP(c) 8.92%, 10/07/2027 1-mo. SOFR + 3.60%	366,353
220,000	Sotera Health Holdings LLC(c) 9.07%, 12/11/2026 1-mo. SOFR + 3.75%	220,000
	SRS Distribution Inc(c)
54,313	8.92%,06/02/2028 1-mo. SOFR + 3.60%	53,735
604,296	8.96%,06/02/2028 1-mo. SOFR + 3.64%	597,821
301,846	St. George's University Scholastic Services LLC(c) 8.67%, 02/10/2029 1-mo. SOFR + 3.35%	299,012
1,411,641	Star Parent Inc(c) 9.33%, 09/19/2030 1-mo. SOFR + 4.01%	1,378,186
305,314	Star US Bidco LLC(c) 9.67%, 03/17/2027 1-mo. SOFR + 4.35%	304,398
597,038	Sunshine Luxembourg VII SARL(c) 9.24%, 10/01/2026 3-mo. SOFR + 3.84%	595,878
379,466	Sweetwater Borrower LLC(c) 8.68%, 08/07/2028 1-mo. SOFR + 3.36%	367,134
423,910	Terrier Media Buyer Inc(c) 8.99%, 12/17/2026 3-mo. SOFR + 3.59%	388,540
205,000	TMF Group Holdco B.V.(c) 10.37%, 05/03/2028 1-mo. SOFR + 5.05%	205,000
541,747	Traverse Midstream Partners LLC(c) 9.22%, 02/16/2028 3-mo. SOFR + 3.82%	540,167
692,863	TricorBraun Inc(c) 8.68%, 03/03/2028 1-mo. SOFR + 3.36%	678,573
267,649	Triton Water Holdings Inc(c) 8.90%, 03/31/2028 3-mo. SOFR + 3.51%	261,627
450,000	Uber Technologies Inc(c) 8.16%, 03/03/2030 3-mo. SOFR + 2.76%	449,719

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 685,726	UFC Holdings LLC(c) 8.37%, 04/29/2026 3-mo. SOFR + 2.97%	$ 684,697
	UKG Inc(c)
23,919	8.62%,05/04/2026 3-mo. SOFR + 3.22%	23,852
25,000	10.62%,05/03/2027 3-mo. SOFR + 5.22%	24,906
701,412	Univision Communications Inc(c) 8.68%, 03/15/2026 1-mo. SOFR + 3.36%	698,782
380,000	Upfield USA Corp(c) 10.06%, 01/02/2028 1-mo. SOFR + 4.75%	369,906
373,894	Upstream Newco Inc(c) 9.68%, 11/20/2026 1-mo. SOFR + 4.36%	357,536
492,282	Viant Medical Holdings Inc(c) 9.18%, 07/02/2025 1-mo. SOFR + 3.86%	482,436
365,100	Weld North Education LLC(c) 9.18%, 12/21/2027 1-mo. SOFR + 3.86%	358,102
306,966	William Morris Endeavor Entertainment LLC(c) 8.18%, 05/18/2025 1-mo. SOFR + 2.86%	306,275
465,000	Windsor Holdings III LLC(c) 9.81%, 08/01/2030 1-mo. SOFR + 4.50%	461,900
TOTAL BANK LOANS — 7.07% (Cost $54,315,503)		$54,494,864
CORPORATE BONDS AND NOTES
Basic Materials — 2.67%
	Anglo American Capital PLC(b)
620,000	2.63%, 09/10/2030	495,281
400,000	2.88%, 03/17/2031	317,893
645,000	5.50%, 05/02/2033	603,374
	ArcelorMittal SA
915,000	6.80%, 11/29/2032	908,727
590,000	6.75%, 03/01/2041	562,312
525,000	Ashland LLC(b) 3.38%, 09/01/2031	408,259
1,180,000	ASP Unifrax Holdings Inc(b) 5.25%, 09/30/2028	840,331
455,000	ATI Inc 5.88%, 12/01/2027	431,113
715,000	Bayport Polymers LLC(b) 5.14%, 04/14/2032	617,667
	Braskem Netherlands Finance BV(b)
600,000	4.50%, 01/31/2030	489,017
325,000	8.50%, 01/12/2031	322,059
400,000	5.88%, 01/31/2050	288,114
	Celanese US Holdings LLC
215,000	6.33%, 07/15/2029(f)	210,745
160,000	6.38%, 07/15/2032(f)	154,164
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 300,000	6.70%, 11/15/2033	$ 292,024
516,000	Cleveland-Cliffs Inc(b) 6.75%, 03/15/2026	514,421
850,000	Corp Nacional del Cobre de Chile(b) 5.95%, 01/08/2034	822,509
	First Quantum Minerals Ltd(b)
1,415,000	7.50%, 04/01/2025	1,412,220
200,000	6.88%, 03/01/2026	194,137
285,000	6.88%, 10/15/2027	273,423
885,000	FMG Resources Pty Ltd(b) 5.88%, 04/15/2030	809,078
	Glencore Funding LLC(b)
1,275,000	6.13%, 10/06/2028	1,272,812
1,495,000	4.88%, 03/12/2029	1,416,416
225,000	2.50%, 09/01/2030	177,849
1,225,000	6.38%, 10/06/2030	1,221,702
1,615,000	5.70%, 05/08/2033	1,531,390
2,300,000	6.50%, 10/06/2033	2,295,942
150,000	Mercer International Inc 5.13%, 02/01/2029	118,277
151,000	NOVA Chemicals Corp(b) 5.00%, 05/01/2025	142,249
165,000	Novelis Corp(b) 4.75%, 01/30/2030	142,799
555,000	Suzano Austria GmbH 3.75%, 01/15/2031	456,197
652,000	Taseko Mines Ltd(b) 7.00%, 02/15/2026	609,052
105,000	Volcan Cia Minera SAA(b) 4.38%, 02/11/2026	59,932
165,000	WR Grace Holdings LLC(b) 5.63%, 08/15/2029	133,444
		20,544,929
Communications — 5.50%
410,000	Altice France Holding SA(b) 6.00%, 02/15/2028	202,715
	Altice France SA(b)
200,000	5.13%, 01/15/2029	142,205
820,000	5.13%, 07/15/2029	582,943
970,000	AT&T Inc 5.40%, 02/15/2034	907,821
200,000	Block Communications Inc(b) 4.88%, 03/01/2028	165,500
	CCO Holdings LLC / CCO Holdings Capital Corp(b)
60,000	5.38%, 06/01/2029	53,832
733,000	4.75%, 03/01/2030	615,318
554,000	4.50%, 08/15/2030	454,730
465,000	4.25%, 02/01/2031	370,158
1,260,000	4.75%, 02/01/2032	1,008,000
585,000	4.25%, 01/15/2034	430,723
	Charter Communications Operating LLC / Charter Communications Operating Capital
450,000	2.80%, 04/01/2031	350,936
90,000	2.30%, 02/01/2032(f)	65,590
115,000	4.40%, 04/01/2033(f)	97,812

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 765,000	5.13%, 07/01/2049	$ 557,659
2,220,000	4.80%, 03/01/2050	1,552,370
695,000	4.40%, 12/01/2061	428,188
870,000	3.95%, 06/30/2062	493,502
	CommScope Inc(b)
500,000	7.13%, 07/01/2028	299,155
530,000	4.75%, 09/01/2029	389,839
	CommScope Technologies LLC(b)
635,000	6.00%, 06/15/2025	604,490
215,000	5.00%, 03/15/2027	122,023
	CSC Holdings LLC
430,000	5.25%, 06/01/2024	409,035
480,000	5.38%, 02/01/2028(b)	390,774
1,105,000	7.50%, 04/01/2028(b)	717,471
200,000	4.13%, 12/01/2030(b)	141,543
2,435,000	4.63%, 12/01/2030(b)	1,294,576
1,605,000	3.38%, 02/15/2031(b)	1,093,707
400,000	4.50%, 11/15/2031(b)	283,112
890,000	CT Trust(b) 5.13%, 02/03/2032	694,386
	DISH DBS Corp
380,000	5.88%, 11/15/2024	353,700
923,000	7.75%, 07/01/2026	692,250
2,330,000	5.25%, 12/01/2026(b)	1,980,152
1,290,000	5.75%, 12/01/2028(b)	991,687
495,000	5.13%, 06/01/2029	274,418
	Expedia Group Inc(f)
990,000	3.25%, 02/15/2030	837,345
1,450,000	2.95%, 03/15/2031	1,168,185
600,000	Go Daddy Operating Co LLC / GD Finance Co Inc(b) 3.50%, 03/01/2029	504,812
935,000	Gray Television Inc(b)(f) 7.00%, 05/15/2027	804,100
	iHeartCommunications Inc(b)
770,000	5.25%, 08/15/2027	610,238
535,000	4.75%, 01/15/2028	408,995
	Lamar Media Corp
70,000	3.75%, 02/15/2028	61,956
70,000	4.00%, 02/15/2030	59,325
	Level 3 Financing Inc(b)
90,000	4.63%, 09/15/2027	64,725
567,000	3.63%, 01/15/2029	317,520
420,000	Millennium Escrow Corp(b) 6.63%, 08/01/2026	334,778
	Netflix Inc
300,000	EUR, 3.63%, 05/15/2027	310,311
1,485,000	5.38%, 11/15/2029(b)	1,448,961
1,215,000	4.88%, 06/15/2030(b)(f)	1,150,250
190,000	Sirius XM Radio Inc(b) 5.50%, 07/01/2029	168,051
400,000	SoftBank Group Corp 4.63%, 07/06/2028	347,000
	Sprint Capital Corp
70,000	6.88%, 11/15/2028	72,275
1,355,000	8.75%, 03/15/2032	1,567,526
Principal Amount(a)		Fair Value
Communications — (continued)
$ 349,000	Telesat Canada / Telesat LLC(b) 6.50%, 10/15/2027	$ 177,990
770,000	Telecomunicaciones Digitales SA(b) 4.50%, 01/30/2030	628,729
	Time Warner Cable LLC
35,000	5.88%, 11/15/2040	28,999
235,000	5.50%, 09/01/2041	183,825
2,290,000	4.50%, 09/15/2042	1,586,555
	T-Mobile USA Inc
745,000	3.38%, 04/15/2029	655,257
755,000	3.88%, 04/15/2030	668,908
2,350,000	3.50%, 04/15/2031	1,987,088
195,000	2.70%, 03/15/2032	152,536
847,000	5.05%, 07/15/2033	785,856
430,000	5.75%, 01/15/2034	419,475
	Uber Technologies Inc(b)
595,000	8.00%, 11/01/2026	601,994
600,000	7.50%, 09/15/2027	604,982
3,140,000	4.50%, 08/15/2029(f)	2,806,710
988,000	Viasat Inc(b) 5.63%, 09/15/2025	912,665
475,000	Virgin Media Finance PLC(b) 5.00%, 07/15/2030	373,364
470,000	VZ Secured Financing BV(b) 5.00%, 01/15/2032	369,211
		42,392,817
Consumer, Cyclical — 4.09%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
120,000	3.88%, 01/15/2028	107,645
210,000	4.38%, 01/15/2028(f)	189,283
475,000	4.00%, 10/15/2030	394,713
1,337,697	Alaska Airlines Pass Through Trust(b) Series 2020-1 Class A 4.80%, 08/15/2027	1,281,093
445,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	359,738
	American Airlines Pass Through Trust
	Series 2016-1 Class B
546,717	5.25%, 01/15/2024	542,856
	Series 2017-2 Class B
254,651	3.70%, 10/15/2025	241,813
	Series 2016-3 Class B
734,864	3.75%, 10/15/2025	689,137
140,000	AutoNation Inc 4.75%, 06/01/2030	126,140
290,000	Beacon Roofing Supply Inc(b) 6.50%, 08/01/2030	281,042
697,000	BlueLinx Holdings Inc(b) 6.00%, 11/15/2029	614,079
202,780	British Airways Pass Through Trust(b) Series 2019-1 Class A 3.35%, 06/15/2029	180,311

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Carnival Corp(b)
$ 745,000	5.75%, 03/01/2027	$ 674,392
255,000	6.00%, 05/01/2029(f)	217,511
250,000	7.00%, 08/15/2029	246,507
515,000	Churchill Downs Inc(b) 6.75%, 05/01/2031	486,675
	Clarios Global LP / Clarios US Finance Co(b)
477,000	8.50%, 05/15/2027	475,632
60,000	6.75%, 05/15/2028	58,575
520,000	Daimler Truck Finance North America LLC(b) 5.50%, 09/20/2033	493,054
725,075	Delta Air Lines Pass Through Trust Series 2015-1 Class AA 3.63%, 07/30/2027	676,011
1,070,000	Dillard's Inc 7.75%, 07/15/2026	1,081,452
645,000	eG Global Finance PLC(b) 8.50%, 10/30/2025	634,793
200,000	Ferguson Finance PLC(b) 3.25%, 06/02/2030	169,520
	Ferrellgas LP / Ferrellgas Finance Corp(b)
429,000	5.38%, 04/01/2026	402,100
452,000	5.88%, 04/01/2029	406,494
191,000	Ford Motor Co 4.75%, 01/15/2043	139,419
620,000	Ford Motor Credit Co LLC 7.35%, 03/06/2030	627,860
	General Motors Co
90,000	5.20%, 04/01/2045	69,976
525,000	5.40%, 04/01/2048	414,675
810,000	5.95%, 04/01/2049(f)	687,018
	General Motors Financial Co Inc
50,000	5.70%, Perpetual(f)(g)	42,730
30,000	5.75%, Perpetual(g)	24,159
90,000	3.10%, 01/12/2032	69,631
200,000	6.40%, 01/09/2033(f)	195,321
765,000	GENM Capital Labuan Ltd(b) 3.88%, 04/19/2031	598,576
	Hilton Domestic Operating Co Inc(b)
515,000	4.00%, 05/01/2031	432,948
140,000	3.63%, 02/15/2032	112,867
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(b)
330,000	5.00%, 06/01/2029	286,257
105,000	4.88%, 07/01/2031	85,598
597,000	Jacobs Entertainment Inc(b) 6.75%, 02/15/2029	529,838
	Light & Wonder International Inc(b)
1,455,000	7.00%, 05/15/2028	1,430,134
15,000	7.25%, 11/15/2029	14,700
180,000	7.50%, 09/01/2031	177,903
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 1,005,000	Lithia Motors Inc(b) 3.88%, 06/01/2029	$ 847,014
255,000	Marriott Ownership Resorts Inc(b)(f) 4.50%, 06/15/2029	213,665
1,305,000	MDC Holdings Inc 3.97%, 08/06/2061	718,275
	NCL Corp Ltd(b)
375,000	5.88%, 03/15/2026	346,216
350,000	5.88%, 02/15/2027	332,839
140,000	NCL Finance Ltd(b) 6.13%, 03/15/2028	123,550
794,000	Newell Brands Inc(f) 6.63%, 09/15/2029	755,566
570,000	Nissan Motor Acceptance Co LLC(b) 7.05%, 09/15/2028	569,902
739,000	NMG Holding Co Inc / Neiman Marcus Group LLC(b) 7.13%, 04/01/2026	693,261
875,000	Nordstrom Inc 4.25%, 08/01/2031	634,572
655,000	Ontario Gaming GTA LP(b) 8.00%, 08/01/2030	655,000
933,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp(b)(f) 5.63%, 09/01/2029	718,410
	PulteGroup Inc
235,000	7.88%, 06/15/2032(f)	259,767
415,000	6.38%, 05/15/2033	416,958
	Royal Caribbean Cruises Ltd(b)
50,000	4.25%, 07/01/2026	45,845
835,000	5.50%, 04/01/2028	765,688
27,000	9.25%, 01/15/2029	28,524
770,000	Station Casinos LLC(b) 4.50%, 02/15/2028	671,694
170,000	Tapestry Inc 3.05%, 03/15/2032	124,537
	Travel + Leisure Co
50,000	6.00%, 04/01/2027	47,570
655,000	4.50%, 12/01/2029(b)	549,381
340,000	4.63%, 03/01/2030(b)	286,117
245,000	4.63%, 03/01/2030	206,172
1,500,000	United Airlines Pass Through Trust Series 2023-1 Class A 5.80%, 01/15/2036	1,458,135
106,192	US Airways Pass Through Trust Series 2011-1 Class A 7.13%, 10/22/2023	106,192
325,000	VistaJet Malta Finance PLC / Vista Management Holding Inc(b) 9.50%, 06/01/2028	285,321
1,365,000	Warnermedia Holdings Inc 4.28%, 03/15/2032	1,158,637
	Yum! Brands Inc
955,000	3.63%, 03/15/2031	786,132

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 255,000	4.63%, 01/31/2032	$ 221,193
	ZF North America Capital Inc(b)
340,000	6.88%, 04/14/2028	332,681
190,000	7.13%, 04/14/2030	186,158
		31,515,148
Consumer, Non-Cyclical — 5.54%
788,000	Akumin Inc(b) 7.00%, 11/01/2025	590,978
505,000	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(b) 3.25%, 03/15/2026	467,763
752,000	Amgen Inc 5.25%, 03/02/2033	718,881
	Ashtead Capital Inc(b)
590,000	4.38%, 08/15/2027	548,368
880,000	5.50%, 08/11/2032	813,076
220,000	5.55%, 05/30/2033	204,102
1,400,000	5.95%, 10/15/2033	1,329,100
650,000	Bacardi Ltd / Bacardi-Martini BV(b) 5.40%, 06/15/2033	609,066
816,000	BAT Capital Corp 7.75%, 10/19/2032	861,930
	Bausch Health Cos Inc(b)
55,000	6.13%, 02/01/2027	34,208
90,000	5.00%, 01/30/2028	36,649
675,000	4.88%, 06/01/2028	383,863
242,000	11.00%, 09/30/2028	164,185
25,000	5.00%, 02/15/2029	9,500
30,000	6.25%, 02/15/2029	11,850
200,000	5.25%, 01/30/2030	75,080
47,000	14.00%, 10/15/2030	27,744
315,000	5.25%, 02/15/2031	120,881
1,015,000	Block Inc(f) 3.50%, 06/01/2031	797,345
484,000	Carriage Services Inc(b) 4.25%, 05/15/2029	414,006
910,000	Catalent Pharma Solutions Inc(b)(f) 3.50%, 04/01/2030	749,221
	Centene Corp
40,000	2.45%, 07/15/2028	33,794
235,000	4.63%, 12/15/2029	211,648
280,000	3.38%, 02/15/2030	233,540
260,000	3.00%, 10/15/2030	209,719
1,165,000	2.50%, 03/01/2031	894,975
510,000	2.63%, 08/01/2031	390,610
540,000	Central American Bottling Corp / CBC Bottling Holdco SL / Beliv Holdco SL(b) 5.25%, 04/27/2029	487,350
	Charles River Laboratories International Inc(b)
115,000	3.75%, 03/15/2029	98,609
120,000	4.00%, 03/15/2031	101,550
945,000	Cheplapharm Arzneimittel GmbH(b) 5.50%, 01/15/2028	857,427
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	CHS / Community Health Systems Inc(b)
$ 378,000	6.88%, 04/15/2029	$ 200,726
886,000	4.75%, 02/15/2031	627,040
1,272,000	CoStar Group Inc(b) 2.80%, 07/15/2030	1,024,905
805,000	Coty Inc / HFC Prestige Products Inc / HFC Prestige International US LLC(b) 6.63%, 07/15/2030	785,954
150,000	CVS Health Corp 5.25%, 01/30/2031	144,123
1,450,000	DENTSPLY SIRONA Inc 3.25%, 06/01/2030	1,213,639
75,000	Encompass Health Corp 4.75%, 02/01/2030	66,352
595,000	ERAC USA Finance LLC(b) 4.90%, 05/01/2033	560,229
112,000	Fortrea Holdings Inc(b) 7.50%, 07/01/2030	108,978
	Gartner Inc(b)
45,000	3.63%, 06/15/2029	38,496
360,000	3.75%, 10/01/2030	302,113
870,000	GE HealthCare Technologies Inc 5.86%, 03/15/2030	863,072
	Global Payments Inc
220,000	5.30%, 08/15/2029	209,802
255,000	2.90%, 05/15/2030	209,056
315,000	2.90%, 11/15/2031	247,108
460,000	5.40%, 08/15/2032	431,182
952,000	GTCR W-2 Merger Sub LLC(b) 7.50%, 01/15/2031	953,333
3,455,000	HCA Inc 5.50%, 06/01/2033	3,267,475
745,000	Hertz Corp(b) 5.00%, 12/01/2029	583,277
395,000	HLF Financing SARL LLC / Herbalife International Inc(b) 4.88%, 06/01/2029	280,450
714,000	IQVIA Inc(b) 5.70%, 05/15/2028	693,680
	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc
260,000	3.00%, 02/02/2029	218,189
825,000	3.75%, 12/01/2031	660,858
205,000	Lannett Co Inc(g)(h)(i) 7.75%, Perpetual	11,275
1,165,000	LifePoint Health Inc(b)(f) 9.88%, 08/15/2030	1,127,871
760,000	Medline Borrower LP(b)(f) 5.25%, 10/01/2029	656,865
835,000	Minerva Luxembourg SA(b) 8.88%, 09/13/2033	828,336
335,000	Molina Healthcare Inc(b) 3.88%, 05/15/2032	268,665
780,000	Neptune Bidco US Inc(b) 9.29%, 04/15/2029	706,143
327,000	Par Pharmaceutical Inc(b) 7.50%, 04/01/2027	232,170

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 565,000	Pfizer Investment Enterprises Pte Ltd 4.75%, 05/19/2033	$ 534,082
	Pilgrim's Pride Corp
185,000	4.25%, 04/15/2031	154,328
840,000	3.50%, 03/01/2032	649,574
703,000	6.25%, 07/01/2033	660,672
340,000	S&P Global Inc(b) 5.25%, 09/15/2033	331,408
370,000	Sigma Holdco BV(b) 7.88%, 05/15/2026	310,123
100,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	76,441
135,000	Star Parent Inc(b) 9.00%, 10/01/2030	136,418
652,000	Surgery Center Holdings Inc(b) 6.75%, 07/01/2025	647,110
516,000	Team Health Holdings Inc(b) 6.38%, 02/01/2025	397,750
	Teva Pharmaceutical Finance Netherlands II BV
465,000	EUR, 7.38%, 09/15/2029	499,713
395,000	EUR, 7.88%, 09/15/2031	431,708
	Teva Pharmaceutical Finance Netherlands III BV
1,624,000	3.15%, 10/01/2026	1,447,423
210,000	4.75%, 05/09/2027	192,682
385,000	5.13%, 05/09/2029(f)	348,040
605,000	7.88%, 09/15/2029	612,904
435,000	8.13%, 09/15/2031(f)	450,030
2,550,000	4.10%, 10/01/2046	1,596,212
215,000	TriNet Group Inc(b) 3.50%, 03/01/2029	181,069
645,000	United Rentals North America Inc 3.75%, 01/15/2032	520,387
1,645,000	Universal Health Services Inc 2.65%, 01/15/2032	1,233,266
525,000	Viatris Inc 2.70%, 06/22/2030	410,421
1,045,000	Zimmer Biomet Holdings Inc 3.55%, 03/20/2030	892,058
		42,722,199
Energy — 6.28%
	Aker BP ASA(b)
335,000	5.60%, 06/13/2028	327,315
730,000	4.00%, 01/15/2031	627,089
380,000	3.10%, 07/15/2031	304,107
389,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp(b) 7.50%, 05/01/2025	388,736
493,164	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	442,829
657,000	Antero Midstream Partners LP / Antero Midstream Finance Corp(b) 5.75%, 01/15/2028	619,697
Principal Amount(a)		Fair Value
Energy — (continued)
$ 725,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(b) 8.25%, 12/31/2028	$ 717,455
1,485,000	BP Capital Markets PLC(g) 4.88%, Perpetual	1,326,734
	Cheniere Energy Partners LP
110,000	4.50%, 10/01/2029	99,602
1,760,000	4.00%, 03/01/2031	1,504,687
185,000	3.25%, 01/31/2032	147,038
395,000	5.95%, 06/30/2033(b)	380,966
930,000	CITGO Petroleum Corp(b) 7.00%, 06/15/2025	916,169
445,000	Civitas Resources Inc(b) 8.75%, 07/01/2031	454,554
	Columbia Pipelines Operating Co LLC(b)
715,000	6.04%, 11/15/2033	697,915
105,000	6.71%, 08/15/2063	102,515
	Continental Resources Inc(b)
3,225,000	5.75%, 01/15/2031	3,029,743
1,080,000	2.88%, 04/01/2032	808,757
644,000	Coronado Finance Pty Ltd(b) 10.75%, 05/15/2026	666,557
284,000	CrownRock LP / CrownRock Finance Inc(b) 5.00%, 05/01/2029	266,097
840,000	DCP Midstream Operating LP(b) 6.45%, 11/03/2036	825,930
800,000	DT Midstream Inc(b) 4.13%, 06/15/2029	692,033
	Ecopetrol SA
840,000	4.63%, 11/02/2031	641,321
1,045,000	8.88%, 01/13/2033	1,020,747
	Enbridge Inc
845,000	5.70%, 03/08/2033	809,509
705,000	7.63%, 01/15/2083	673,174
415,000	8.50%, 01/15/2084	411,585
667,000	Enerflex Ltd(b) 9.00%, 10/15/2027	658,662
	Energian Israel Finance Ltd(b)
360,000	5.38%, 03/30/2028	322,866
470,000	5.88%, 03/30/2031	407,608
	Energy Transfer LP
928,000	6.50%, Perpetual(g)	852,693
655,000	5.75%, 02/15/2033	629,627
205,000	EnLink Midstream LLC(b) 6.50%, 09/01/2030	198,857
270,000	EQM Midstream Partners LP(b) 7.50%, 06/01/2027	270,538
	EQT Corp
565,000	3.90%, 10/01/2027	522,610
110,000	5.70%, 04/01/2028	107,809
485,000	5.00%, 01/15/2029	455,905
1,075,000	7.00%, 02/01/2030	1,105,896
505,000	3.63%, 05/15/2031(b)(f)	427,200
995,000	Flex Intermediate Holdco LLC(b) 3.36%, 06/30/2031	773,358

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 630,000	Genesis Energy LP / Genesis Energy Finance Corp(f) 8.88%, 04/15/2030	$ 615,125
75,000	Gray Oak Pipeline LLC(b) 3.45%, 10/15/2027	66,445
465,000	Greensaif Pipelines Bidco SARL(b) 6.13%, 02/23/2038	453,747
395,000	Hess Midstream Operations LP(b) 4.25%, 02/15/2030	333,079
	Hilcorp Energy I LP / Hilcorp Finance Co(b)
711,000	5.75%, 02/01/2029	642,028
578,000	6.00%, 02/01/2031	508,527
1,120,000	International Petroleum Corp(b) 7.25%, 02/01/2027	1,046,080
	KazMunayGas National Co JSC
350,000	5.38%, 04/24/2030	317,741
200,000	5.38%, 04/24/2030(b)	181,566
275,000	6.38%, 10/24/2048(b)	223,741
615,000	Kinder Morgan Inc 7.75%, 01/15/2032	666,916
255,000	Leviathan Bond Ltd(b) 6.13%, 06/30/2025	247,809
770,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp(b) 6.00%, 08/01/2026	743,147
110,000	Matador Resources Co(b) 6.88%, 04/15/2028	108,003
820,000	Nabors Industries Ltd(b) 7.25%, 01/15/2026	792,325
776,000	Northriver Midstream Finance LP(b) 5.63%, 02/15/2026	739,489
	Occidental Petroleum Corp
10,000	5.55%, 03/15/2026	9,868
735,000	8.88%, 07/15/2030	826,368
898,000	6.13%, 01/01/2031	885,109
	Ovintiv Inc
90,000	8.13%, 09/15/2030	97,819
20,000	7.20%, 11/01/2031	20,587
80,000	7.38%, 11/01/2031	83,825
680,000	6.50%, 08/15/2034	669,712
160,000	6.63%, 08/15/2037	153,495
30,000	6.50%, 02/01/2038	28,652
1,330,000	Pertamina Persero PT(b) 2.30%, 02/09/2031	1,030,168
1,800,000	Petroleos de Venezuela SA(b)(h) 6.00%, 05/16/2024	94,500
	Petroleos Mexicanos
790,000	6.50%, 03/13/2027	696,566
1,370,000	6.70%, 02/16/2032	1,016,773
780,000	7.69%, 01/23/2050	501,053
525,000	Petronas Capital Ltd(b) 3.50%, 04/21/2030	464,900
Principal Amount(a)		Fair Value
Energy — (continued)
$ 195,000	Plains All American Pipeline LP / PAA Finance Corp 3.80%, 09/15/2030	$ 167,495
890,000	Reliance Industries Ltd(b)(f) 2.88%, 01/12/2032	710,154
500,000	Sanchez Energy Corp(h)(j) 0.00%, 02/15/2024	43,750
	Southwestern Energy Co
841,000	5.38%, 02/01/2029	774,550
90,000	4.75%, 02/01/2032	77,246
715,000	State Oil Co of the Azerbaijan Republic 6.95%, 03/18/2030	720,494
795,000	Sunnova Energy Corp(b)(f) 5.88%, 09/01/2026	681,394
395,000	Targa Resources Corp 6.13%, 03/15/2033	387,219
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
80,000	5.50%, 03/01/2030	74,873
70,000	4.88%, 02/01/2031	62,695
195,000	4.00%, 01/15/2032	164,089
570,000	Teck Resources Ltd 6.13%, 10/01/2035	544,935
533,000	Teine Energy Ltd(b)(f) 6.88%, 04/15/2029	489,027
	Transocean Inc(b)
525,000	11.50%, 01/30/2027	550,594
541,500	8.75%, 02/15/2030	553,684
	Var Energi ASA(b)
240,000	7.50%, 01/15/2028	246,273
470,000	8.00%, 11/15/2032	493,171
	Venture Global Calcasieu Pass LLC(b)
60,000	3.88%, 08/15/2029	50,489
844,000	4.13%, 08/15/2031	692,604
	Western Midstream Operating LP
480,000	6.35%, 01/15/2029	480,990
120,000	4.05%, 02/01/2030	104,891
60,000	6.15%, 04/01/2033	57,865
55,000	5.45%, 04/01/2044	44,336
280,000	5.30%, 03/01/2048	218,552
35,000	5.50%, 08/15/2048	27,829
150,000	5.25%, 02/01/2050	116,855
		48,437,707
Financial — 14.36%
1,082,000	Acrisure LLC / Acrisure Finance Inc(b) 7.00%, 11/15/2025	1,050,946
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
150,000	5.75%, 06/06/2028	146,545
1,371,000	3.00%, 10/29/2028	1,175,603
485,000	6.15%, 09/30/2030(f)	477,706
835,000	3.30%, 01/30/2032	663,751

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 160,000	3.40%, 10/29/2033	$ 123,763
100,000	AGFC Capital Trust I(b)(c) 7.32%, 01/15/2067 3-mo. SOFR + 2.01%	52,756
430,000	Agile Group Holdings Ltd 6.05%, 10/13/2025	36,550
200,000	AIB Group PLC(b) 6.61%, 09/13/2029	199,168
	Air Lease Corp
640,000	4.65%, Perpetual(g)	563,609
10,000	4.63%, 10/01/2028	9,265
95,000	3.25%, 10/01/2029	80,823
380,000	3.00%, 02/01/2030	312,548
715,000	3.13%, 12/01/2030	582,198
	Aircastle Ltd
215,000	5.25%, Perpetual(b)(g)	169,065
1,210,000	4.25%, 06/15/2026	1,144,746
800,000	Allianz SE(b) 6.35%, 09/06/2053	772,334
870,000	Allstate Corp(c) 8.56%, 08/15/2053 3-mo. SOFR + 3.20%	858,506
	Ally Financial Inc
1,475,000	4.70%, Perpetual(g)	971,675
1,345,000	2.20%, 11/02/2028	1,062,715
780,000	American Express Co 5.63%, 07/28/2034	736,256
1,385,000	American Tower Corp REIT 5.90%, 11/15/2033	1,352,191
	Antares Holdings LP(b)
250,000	2.75%, 01/15/2027	211,699
250,000	3.75%, 07/15/2027	215,375
	Ares Capital Corp
555,000	2.88%, 06/15/2028	464,198
785,000	3.20%, 11/15/2031(f)	600,639
755,000	Ascot Group Ltd(b) 4.25%, 12/15/2030	557,183
	Athene Global Funding(b)
620,000	1.61%, 06/29/2026	541,702
1,150,000	2.55%, 11/19/2030	881,925
385,000	Athene Holding Ltd 3.50%, 01/15/2031	313,644
	Aviation Capital Group LLC(b)
410,000	5.50%, 12/15/2024	403,065
365,000	1.95%, 01/30/2026	328,151
385,000	3.50%, 11/01/2027	339,946
95,000	6.25%, 04/15/2028	92,902
475,000	6.38%, 07/15/2030	459,983
648,000	Avolon Holdings Funding Ltd(b) 4.38%, 05/01/2026	608,431
1,230,000	Banco Mercantil del Norte SA(b)(g) 6.63%, Perpetual	964,013
890,000	Banco Santander Chile(b)(f) 3.18%, 10/26/2031	738,011
2,600,000	Banco Santander SA 5.18%, 11/19/2025	2,529,114
	Bank of America Corp
200,000	2.69%, 04/22/2032	157,188
355,000	5.02%, 07/22/2033	326,616
Principal Amount(a)		Fair Value
Financial — (continued)
$ 1,355,000	5.29%, 04/25/2034	$ 1,260,842
1,770,000	5.87%, 09/15/2034	1,722,530
1,165,000	2.48%, 09/21/2036	847,745
	Bank of New York Mellon Corp
1,015,000	4.70%, Perpetual(g)	976,999
555,000	5.83%, 10/25/2033	545,562
	Barclays PLC
760,000	4.38%, Perpetual(g)	527,472
1,315,000	2.28%, 11/24/2027	1,158,602
200,000	5.09%, 06/20/2030	178,738
695,000	7.44%, 11/02/2033	713,680
200,000	6.22%, 05/09/2034	189,458
525,000	7.12%, 06/27/2034	505,645
985,000	3.56%, 09/23/2035	760,529
445,000	Barings BDC Inc 3.30%, 11/23/2026	390,437
860,000	BBVA Bancomer SA(b) 5.13%, 01/18/2033	740,447
508,000	Blackstone Private Credit Fund 2.63%, 12/15/2026	437,258
1,530,000	Blackstone Secured Lending Fund 2.13%, 02/15/2027	1,297,186
	Blue Owl Capital Corp
522,000	2.63%, 01/15/2027	448,320
1,085,000	2.88%, 06/11/2028	892,168
499,000	Blue Owl Credit Income Corp 4.70%, 02/08/2027	454,075
1,015,000	Blue Owl Finance LLC(b) 3.13%, 06/10/2031	759,201
295,000	Blue Owl Technology Finance Corp 2.50%, 01/15/2027	247,676
960,000	BNP Paribas SA(b) 2.59%, 01/20/2028	855,266
75,000	Brixmor Operating Partnership LP REIT 4.05%, 07/01/2030	65,475
570,000	BroadStreet Partners Inc(b) 5.88%, 04/15/2029	502,921
500,000	CaixaBank SA(b) 6.84%, 09/13/2034	489,834
425,000	Capital Farm Credit ACA(b)(g) 5.00%, Perpetual	378,250
680,000	Capital One Financial Corp 2.36%, 07/29/2032	465,975
	Central China Real Estate Ltd
190,000	7.25%, 04/28/2025	7,125
205,000	7.50%, 07/14/2025	7,513
200,000	CIFI Holdings Group Co Ltd(h) 6.00%, 07/16/2025	14,000
760,000	Citadel LP(b) 4.88%, 01/15/2027	722,353
	Citigroup Inc
325,000	6.25%, Perpetual(g)	312,734
1,195,000	6.27%, 11/17/2033	1,191,467
664,000	6.17%, 05/25/2034	634,534
505,000	Citizens Bank NA 2.25%, 04/28/2025	467,581
480,000	CNO Financial Group Inc 5.25%, 05/30/2029	452,084

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 452,000	Cobra AcquisitionCo LLC(b) 6.38%, 11/01/2029	$ 334,480
811,000	Corebridge Financial Inc 6.88%, 12/15/2052	776,930
110,000	Corporate Office Properties LP REIT 2.75%, 04/15/2031	82,561
400,000	Country Garden Holdings Co Ltd 3.30%, 01/12/2031	24,000
845,000	Credit Agricole SA(b) 4.00%, 01/10/2033	748,921
830,000	Crown Castle Inc REIT 5.10%, 05/01/2033	767,373
	Deutsche Bank AG
290,000	3.55%, 09/18/2031	233,799
1,604,000	3.73%, 01/14/2032	1,194,008
200,000	3.74%, 01/07/2033	143,519
364,000	Discover Financial Services 6.70%, 11/29/2032	351,854
970,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin(b) 3.88%, 02/15/2026	863,024
	EPR Properties REIT
700,000	4.75%, 12/15/2026	639,913
185,000	3.60%, 11/15/2031	137,135
435,000	Fifth Third Bancorp 4.34%, 04/25/2033	367,883
875,000	First American Financial Corp 4.00%, 05/15/2030	741,029
	Global Atlantic Finance Co(b)
510,000	4.40%, 10/15/2029	422,685
405,000	7.95%, 06/15/2033	389,151
	GLP Capital LP / GLP Financing II Inc REIT
440,000	5.25%, 06/01/2025	430,934
108,000	5.75%, 06/01/2028	103,550
535,000	4.00%, 01/15/2030	453,709
90,000	3.25%, 01/15/2032	69,848
	Goldman Sachs Group Inc
1,505,000	3.10%, 02/24/2033	1,203,559
510,000	6.45%, 05/01/2036	507,108
865,000	HSBC Holdings PLC 6.16%, 03/09/2029	856,300
500,000	Huntington Bancshares Inc 2.55%, 02/04/2030	394,889
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
45,000	4.75%, 09/15/2024	43,343
90,000	6.38%, 12/15/2025	85,614
1,241,000	5.25%, 05/15/2027	1,090,814
1,220,000	4.38%, 02/01/2029	975,585
255,000	ING Groep NV 6.11%, 09/11/2034	247,633
	Intesa Sanpaolo SpA(b)
200,000	4.20%, 06/01/2032	147,369
310,000	6.63%, 06/20/2033	291,316
950,000	Iron Mountain Inc REIT(b) 5.25%, 07/15/2030	829,963
Principal Amount(a)		Fair Value
Financial — (continued)
$ 845,000	Jefferies Financial Group Inc 5.88%, 07/21/2028	$ 826,946
	JPMorgan Chase & Co
343,000	4.60%, Perpetual(g)	320,873
720,000	1.95%, 02/04/2032	546,029
610,000	5.72%, 09/14/2033	586,381
375,000	5.35%, 06/01/2034	355,604
	Kaisa Group Holdings Ltd(h)
1,015,000	9.38%, 06/30/2024	55,825
1,200,000	11.25%, 04/16/2025	66,000
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	905,443
655,000	Kite Realty Group Trust REIT 4.75%, 09/15/2030	583,176
742,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(b) 4.25%, 02/01/2027	648,975
660,000	Liberty Mutual Group Inc(b) 4.13%, 12/15/2051	542,609
715,000	Lincoln National Corp(c) 7.63%, 04/20/2067 3-mo. LIBOR + 2.04%	473,688
200,000	Logan Group Co Ltd(h) 4.25%, 07/12/2025	10,000
600,000	MBIA Insurance Corp(b)(c)(h) 16.83%, 01/15/2033 3-mo. SOFR + 11.52%	18,000
	MetLife Inc
915,000	3.85%, Perpetual(g)	846,455
515,000	5.88%, Perpetual(g)	483,722
245,000	9.25%, 04/08/2038(b)	275,192
915,000	10.75%, 08/01/2039	1,169,603
985,000	Midcap Financial Issuer Trust(b) 6.50%, 05/01/2028	850,250
	Morgan Stanley
835,000	6.34%, 10/18/2033	839,759
1,610,000	5.42%, 07/21/2034	1,518,700
1,558,000	5.95%, 01/19/2038	1,456,225
816,000	MPT Operating Partnership LP / MPT Finance Corp REIT 3.50%, 03/15/2031	509,567
1,410,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	1,371,599
510,000	Nationstar Mortgage Holdings Inc(b)(f) 5.75%, 11/15/2031	421,883
	Navient Corp
5,000	6.13%, 03/25/2024	4,973
10,000	5.88%, 10/25/2024	9,842
273,000	6.75%, 06/15/2026	264,081
790,000	5.00%, 03/15/2027	710,099
325,000	Nippon Life Insurance Co(b) 6.25%, 09/13/2053	321,484
195,000	Oaktree Specialty Lending Corp 2.70%, 01/15/2027	167,913

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Office Properties Income Trust REIT
$ 835,000	4.50%, 02/01/2025	$ 682,495
433,000	2.65%, 06/15/2026	294,557
	OneMain Finance Corp
1,070,000	6.88%, 03/15/2025	1,061,518
50,000	3.50%, 01/15/2027	42,813
130,000	5.38%, 11/15/2029	108,875
510,000	4.00%, 09/15/2030	382,681
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	518,356
740,000	Phillips Edison Grocery Center Operating Partnership I LP REIT 2.63%, 11/15/2031	543,414
	Prudential Financial Inc
226,000	5.13%, 03/01/2052	194,619
171,000	6.00%, 09/01/2052	156,542
560,000	6.75%, 03/01/2053	541,464
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(b)
3,160,000	2.88%, 10/15/2026	2,782,980
900,000	3.63%, 03/01/2029(f)	744,062
375,000	3.88%, 03/01/2031	299,014
2,160,000	4.00%, 10/15/2033	1,631,195
905,000	SBA Communications Corp REIT 3.13%, 02/01/2029	754,835
590,000	Service Properties Trust REIT(f) 4.95%, 02/15/2027	498,184
	Shimao Group Holdings Ltd(h)
235,000	5.60%, 07/15/2026	7,050
400,000	3.45%, 01/11/2031	14,732
400,000	Sino-Ocean Land Treasure IV Ltd 4.75%, 01/14/2030	18,580
150,000	SiriusPoint Ltd(b) 4.60%, 11/01/2026	129,516
	Societe Generale SA(b)
1,740,000	4.75%, 11/24/2025	1,664,315
2,475,000	4.25%, 08/19/2026	2,312,845
850,000	Spirit Realty LP REIT 3.40%, 01/15/2030	711,603
	Standard Chartered PLC(b)
1,145,000	4.64%, 04/01/2031	1,030,082
895,000	3.27%, 02/18/2036	679,512
552,000	State Street Corp(f) 4.82%, 01/26/2034	503,310
765,000	Stewart Information Services Corp 3.60%, 11/15/2031	562,162
	Sunac China Holdings Ltd(h)
200,000	6.50%, 01/10/2025	31,000
200,000	7.00%, 07/09/2025	27,500
235,000	6.50%, 01/26/2026	36,425
	Synchrony Bank
275,000	5.40%, 08/22/2025	265,038
550,000	5.63%, 08/23/2027	513,313
Principal Amount(a)		Fair Value
Financial — (continued)
	Synchrony Financial
$ 480,000	4.88%, 06/13/2025	$ 460,228
157,000	3.70%, 08/04/2026	141,737
843,000	Texas Capital Bancshares Inc 4.00%, 05/06/2031	699,784
405,000	Times China Holdings Ltd(h) 6.20%, 03/22/2026	12,150
505,000	Toronto-Dominion Bank 8.13%, 10/31/2082	502,401
695,000	Truist Financial Corp(g) 5.10%, Perpetual	594,199
	UBS Group AG(b)
250,000	2.19%, 06/05/2026	232,515
695,000	6.37%, 07/15/2026	692,380
675,000	6.44%, 08/11/2028	674,420
975,000	6.54%, 08/12/2033	963,605
250,000	9.02%, 11/15/2033	288,704
985,000	6.30%, 09/22/2034	962,009
	UniCredit SpA(b)
200,000	5.86%, 06/19/2032	182,032
280,000	5.46%, 06/30/2035	234,725
	VICI Properties LP / VICI Note Co Inc REIT(b)
350,000	4.63%, 06/15/2025	337,991
650,000	4.50%, 09/01/2026	610,646
365,000	4.25%, 12/01/2026	340,089
195,000	5.75%, 02/01/2027	188,773
660,000	3.88%, 02/15/2029	570,315
415,000	4.13%, 08/15/2030	352,908
	VICI Properties LP REIT
595,000	4.95%, 02/15/2030	544,406
205,000	5.13%, 05/15/2032	183,490
	Wells Fargo & Co
890,000	3.90%, Perpetual(g)	777,280
575,000	5.88%, Perpetual(g)	563,833
325,000	2.39%, 06/02/2028	285,015
935,000	5.39%, 04/24/2034	874,138
	Yuzhou Group Holdings Co Ltd(h)
315,000	7.70%, 02/20/2025	20,633
200,000	8.30%, 05/27/2025	11,506
200,000	7.85%, 08/12/2026	11,382
765,000	Zions Bancorp NA 3.25%, 10/29/2029	593,775
		110,660,537
Industrial — 2.60%
740,000	Avnet Inc 5.50%, 06/01/2032	680,692
	Boeing Co
260,000	5.15%, 05/01/2030	248,430
335,000	3.75%, 02/01/2050	227,590
370,000	5.81%, 05/01/2050	335,041
375,000	5.93%, 05/01/2060	336,719
	Cemex SAB de CV(b)
995,000	5.13%, Perpetual(g)	931,512
885,000	5.20%, 09/17/2030	813,387
640,000	3.88%, 07/11/2031(f)	536,074

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 710,000	Chart Industries Inc(b) 9.50%, 01/01/2031	$ 754,592
725,000	Embraer Netherlands Finance BV(b) 7.00%, 07/28/2030	719,168
	GATX Corp
685,000	5.45%, 09/15/2033	642,839
95,000	6.05%, 03/15/2034	92,775
686,000	Global Infrastructure Solutions Inc(b) 7.50%, 04/15/2032	586,962
1,075,000	Graham Packaging Co Inc(b) 7.13%, 08/15/2028	900,584
400,000	IHS Holding Ltd(b) 5.63%, 11/29/2026	329,128
100,000	Ingersoll Rand Inc 5.70%, 08/14/2033	96,512
540,000	Jabil Inc 3.00%, 01/15/2031	437,529
930,000	Jacobs Engineering Group Inc 6.35%, 08/18/2028	927,292
195,000	JELD-WEN Inc(b) 4.88%, 12/15/2027	172,064
634,000	LSB Industries Inc(b) 6.25%, 10/15/2028	574,417
	Mauser Packaging Solutions Holding Co(b)
595,000	7.88%, 08/15/2026	574,018
345,000	9.25%, 04/15/2027	301,559
596,000	New Enterprise Stone & Lime Co Inc(b) 9.75%, 07/15/2028	588,550
	Nordson Corp
115,000	5.60%, 09/15/2028	113,896
155,000	5.80%, 09/15/2033	151,403
502,000	Owens Corning 7.00%, 12/01/2036	529,828
695,000	Penske Truck Leasing Co LP / PTL Finance Corp(b) 6.05%, 08/01/2028	686,282
75,000	Rand Parent LLC(b)(f) 8.50%, 02/15/2030	69,383
896,000	Regal Rexnord Corp(b) 6.40%, 04/15/2033	863,034
500,000	Sensata Technologies BV(b) 4.00%, 04/15/2029	430,549
415,000	SMBC Aviation Capital Finance DAC(b) 5.45%, 05/03/2028	401,061
985,000	TD SYNNEX Corp 1.75%, 08/09/2026	865,585
265,000	TopBuild Corp(b) 4.13%, 02/15/2032	215,139
	TransDigm Inc
671,000	5.50%, 11/15/2027	628,291
485,000	6.88%, 12/15/2030(b)	475,564
840,000	Trimble Inc 6.10%, 03/15/2033	822,972
1,435,000	Veralto Corp(b) 5.45%, 09/18/2033	1,388,391
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 689,000	Weekley Homes LLC / Weekley Finance Corp(b) 4.88%, 09/15/2028	$ 597,949
		20,046,761
Technology — 3.11%
	Booz Allen Hamilton Inc
495,000	3.88%, 09/01/2028(b)	443,471
555,000	4.00%, 07/01/2029(b)	489,510
390,000	5.95%, 08/04/2033	380,484
	Broadcom Inc
410,000	2.45%, 02/15/2031(b)	320,458
330,000	4.15%, 04/15/2032(b)	286,379
590,000	4.30%, 11/15/2032	514,739
370,000	2.60%, 02/15/2033(b)	275,903
680,000	3.42%, 04/15/2033(b)	543,902
700,000	3.47%, 04/15/2034(b)	549,788
285,000	3.14%, 11/15/2035(b)	207,788
24,000	3.19%, 11/15/2036(b)	17,232
261,000	4.93%, 05/15/2037(b)	224,963
	CDW LLC / CDW Finance Corp
130,000	2.67%, 12/01/2026	117,248
315,000	4.25%, 04/01/2028	287,129
115,000	3.28%, 12/01/2028	99,107
500,000	3.25%, 02/15/2029	426,345
1,950,000	3.57%, 12/01/2031	1,606,098
555,000	Concentrix Corp 6.65%, 08/02/2026	551,657
	Consensus Cloud Solutions Inc(b)(f)
383,000	6.00%, 10/15/2026	352,532
461,000	6.50%, 10/15/2028	392,882
627,000	Dell International LLC / EMC Corp 8.10%, 07/15/2036	701,421
930,000	Entegris Escrow Corp(b) 4.75%, 04/15/2029	836,078
1,440,000	Fiserv Inc 5.63%, 08/21/2033	1,395,279
575,000	Kyndryl Holdings Inc 3.15%, 10/15/2031	435,502
	Leidos Inc
1,655,000	2.30%, 02/15/2031	1,272,741
885,000	5.75%, 03/15/2033	848,149
	Marvell Technology Inc
330,000	2.95%, 04/15/2031	266,977
140,000	5.95%, 09/15/2033	137,412
	Micron Technology Inc
370,000	6.75%, 11/01/2029	375,937
1,645,000	4.66%, 02/15/2030	1,496,992
440,000	5.88%, 02/09/2033	420,315
2,605,000	5.88%, 09/15/2033	2,481,144
	MSCI Inc(b)
962,000	3.63%, 09/01/2030	806,292
200,000	3.25%, 08/15/2033	153,930
506,000	NCR Atleos Escrow Corp(b) 9.50%, 04/01/2029	489,403

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 215,000	Open Text Corp(b) 6.90%, 12/01/2027	$ 215,489
	Oracle Corp
430,000	6.15%, 11/09/2029	436,516
855,000	3.95%, 03/25/2051	586,141
631,000	Rackspace Technology Global Inc(b) 5.38%, 12/01/2028	211,603
691,000	Science Applications International Corp(b) 4.88%, 04/01/2028	627,117
40,000	Seagate HDD Cayman 4.09%, 06/01/2029	34,506
200,000	SK Hynix Inc(b) 6.38%, 01/17/2028	199,650
850,000	VMware Inc 2.20%, 08/15/2031	641,436
	Western Digital Corp
530,000	4.75%, 02/15/2026	505,010
350,000	2.85%, 02/01/2029	280,994
		23,943,649
Utilities — 1.65%
	AES Corp
260,000	3.95%, 07/15/2030(b)	224,099
370,000	2.45%, 01/15/2031	284,554
360,000	Calpine Corp(b) 3.75%, 03/01/2031	290,024
1,275,000	CMS Energy Corp 4.75%, 06/01/2050	1,087,651
	Electricite de France SA(b)
255,000	6.25%, 05/23/2033(f)	255,265
540,000	6.90%, 05/23/2053	535,817
775,000	Enel Finance International NV(b) 7.50%, 10/14/2032	827,284
	Eskom Holdings SOC Ltd
665,000	7.13%, 02/11/2025(b)	648,154
240,000	6.35%, 08/10/2028	218,095
200,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	175,405
1,235,000	KeySpan Gas East Corp(b) 5.99%, 03/06/2033	1,191,815
431,000	National Rural Utilities Cooperative Finance Corp(c) 8.54%, 04/30/2043 3-mo. SOFR + 3.17%	423,461
	NRG Energy Inc(b)
1,245,000	4.45%, 06/15/2029	1,079,717
615,000	7.00%, 03/15/2033	594,197
	Pacific Gas & Electric Co
100,000	5.45%, 06/15/2027	96,243
320,000	3.25%, 06/01/2031	254,299
235,000	4.30%, 03/15/2045	159,024
645,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(b) 4.13%, 05/15/2027	606,429
839,000	Sempra Global(b) 3.25%, 01/15/2032	657,057
Principal Amount(a)		Fair Value
Utilities — (continued)
	Southern Co
$ 430,000	5.70%, 03/15/2034	$ 421,118
1,512,000	3.75%, 09/15/2051	1,318,762
210,000	Southern Co Gas Capital Corp 5.75%, 09/15/2033	205,868
729,000	Vistra Corp(b)(g) 8.00%, Perpetual	694,119
505,000	Vistra Operations Co LLC(b) 3.70%, 01/30/2027	460,625
		12,709,082
TOTAL CORPORATE BONDS AND NOTES — 45.80% (Cost $391,588,925)		$352,972,829
CONVERTIBLE BONDS
Communications — 0.49%
	DISH Network Corp
795,000	22.53%, 12/15/2025(j)	530,662
2,600,000	3.38%, 08/15/2026	1,562,600
	Etsy Inc
65,000	0.13%, 09/01/2027	52,000
360,000	0.25%, 06/15/2028	271,980
385,000	Snap Inc(j) 9.74%, 05/01/2027	285,285
370,000	Spotify USA Inc(j) 7.14%, 03/15/2026	314,685
790,000	Uber Technologies Inc(j) 3.25%, 12/15/2025	737,004
		3,754,216
Consumer, Cyclical — 0.15%
125,000	JetBlue Airways Corp 0.50%, 04/01/2026	96,638
510,000	NCL Corp Ltd 1.13%, 02/15/2027	422,025
100,000	Penn Entertainment Inc 2.75%, 05/15/2026	121,370
550,000	Southwest Airlines Co(f) 1.25%, 05/01/2025	545,875
		1,185,908
Consumer, Non-Cyclical — 0.37%
1,190,000	BioMarin Pharmaceutical Inc(f) 1.25%, 05/15/2027	1,178,814
215,000	Guardant Health Inc(j) 11.01%, 11/15/2027	147,812
265,000	Livongo Health Inc 0.88%, 06/01/2025	242,157
1,580,000	Teladoc Health Inc(f) 1.25%, 06/01/2027	1,259,102
		2,827,885
Technology — 0.11%
335,000	Splunk Inc 1.13%, 06/15/2027	316,073

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 660,000	Unity Software Inc(j) 8.42%, 11/15/2026	$ 522,390
		838,463
Utilities — 0.10%
830,000	PPL Capital Funding Inc(b) 2.88%, 03/15/2028	755,300
TOTAL CONVERTIBLE BONDS — 1.22% (Cost $10,559,386)		$9,361,772
FOREIGN GOVERNMENT BONDS AND NOTES
1,225,000	Angolan Government International Bond(b) 8.25%, 05/09/2028	1,059,081
3,660,000	Argentine Republic Government International Bond(e) 3.50%, 07/09/2041	936,177
9,015(k)	Brazil Notas do Tesouro Nacional Series F BRL, 10.00%, 01/01/2029	1,748,035
1,320,000	Brazilian Government International Bond 6.00%, 10/20/2033	1,245,271
2,280,000	Dominican Republic International Bond(b) 4.88%, 09/23/2032	1,849,272
1,180,000	Ecuador Government International Bond(b)(e) 6.00%, 07/31/2030	599,676
	Egypt Government International Bond(b)
715,000	7.60%, 03/01/2029	458,530
605,000	5.88%, 02/16/2031	333,014
1,210,000	Emirate of Dubai Government International Bonds 5.25%, 01/30/2043	1,075,666
875,000	Export-Import Bank of Korea 5.13%, 01/11/2033	857,304
	Guatemala Government Bond(b)
595,000	5.25%, 08/10/2029	547,578
500,000	7.05%, 10/04/2032	501,750
840,000	Hungary Government International Bond(b) 6.25%, 09/22/2032	818,084
10,133,000,000	Indonesia Treasury Bond IDR, 6.38%, 08/15/2028	650,964
515,000	Ivory Coast Government International Bond(b) 6.38%, 03/03/2028	480,238
720,000	Jordan Government International Bond(b) 5.85%, 07/07/2030	638,256
176,559(l)	Mexican Bonos MXN, 7.50%, 05/26/2033	860,360
	Mexico Government International Bond
200,000	3.50%, 02/12/2034	156,381
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,190,000	6.35%, 02/09/2035	$ 1,163,329
1,580,000	6.34%, 05/04/2053	1,437,906
	Morocco Government International Bond(b)
520,000	3.00%, 12/15/2032	395,200
355,000	5.50%, 12/11/2042	287,031
695,000	Nigeria Government International Bond(b) 7.38%, 09/28/2033	512,743
655,000	Panama Government International Bond(f) 3.30%, 01/19/2033	510,414
1,150,000	Philippine Government International Bond 3.70%, 03/01/2041	865,877
595,000	Qatar Government International Bond(b) 3.75%, 04/16/2030	555,076
625,000	Republic of Poland Government International Bond 4.88%, 10/04/2033	581,250
14,350,000	Republic of South Africa Government Bond ZAR, 8.88%, 02/28/2035	597,230
895,000	Republic of South Africa Government International Bond 5.88%, 04/20/2032	760,750
435,000	Romanian Government International Bond(b) 7.13%, 01/17/2033	444,757
	Saudi Government International Bond(b)
1,035,000	5.50%, 10/25/2032	1,034,938
490,000	4.50%, 10/26/2046	385,879
1,025,000	Serbia International Bond(b)(f) 6.50%, 09/26/2033	974,291
	Turkey Government International Bond
980,000	7.63%, 04/26/2029	938,938
1,460,000	9.13%, 07/13/2030	1,465,475
	Ukraine Government International Bond
970,000	7.75%, 09/01/2026(b)	287,065
745,000	7.75%, 09/01/2026	220,478
425,000	7.75%, 09/01/2028	121,857
1,700,000	Venezuela Government International Bond(h) 7.65%, 04/21/2025	161,500
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.70% (Cost $32,312,922)		$28,517,621
MORTGAGE-BACKED SECURITIES
Non-Agency — 7.91%
759,371	A&D Mortgage Trust(b)(e) Series 2023-NQM3 Class A1 6.73%, 07/25/2068	757,990

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Ajax Mortgage Loan Trust(b)
	Series 2019-D Class A1
$ 149,510	2.96%, 09/25/2065(e)	$ 136,622
	Series 2021-A Class A1
1,332,712	1.07%, 09/25/2065(d)	1,128,442
	Series 2022-B Class A1
1,637,814	3.50%, 03/27/2062(e)	1,502,583
	Angel Oak Mortgage Trust(b)
	Series 2021-3 Class A2
328,626	1.31%, 05/25/2066(d)	270,315
	Series 2022-5 Class A1
831,985	4.50%, 05/25/2067(e)	780,281
	Series 2023-1 Class A1
395,830	4.75%, 09/26/2067(e)	376,983
264,804	Angel Oak SB Commercial Mortgage Trust(b)(d) Series 2020-SBC1 Class A1 2.07%, 05/25/2050	241,926
	Arroyo Mortgage Trust(b)(d)
	Series 2019-1 Class A1
155,125	3.81%, 01/25/2049	142,801
	Series 2019-2 Class A1
568,093	3.35%, 04/25/2049	520,281
480,000	BANK Series 2021-BN35 Class AS 2.46%, 06/15/2064	358,459
35,441	BB-UBS Trust(b) Series 2012-TFT Class A 2.89%, 06/05/2030	31,125
	BPR Trust(b)(c)
	Series 2021-NRD Class B
130,000	7.46%, 12/15/2038 1-mo. SOFR + 2.12%	121,805
	Series 2021-NRD Class C
145,000	7.76%, 12/15/2038 1-mo. SOFR + 2.42%	135,446
	Series 2021-NRD Class D
90,000	9.06%, 12/15/2038 1-mo. SOFR + 3.72%	83,582
	Series 2022-OANA Class A
1,455,000	7.23%, 04/15/2037 1-mo. SOFR + 1.90%	1,428,719
	Series 2022-STAR Class A
480,000	8.56%, 08/15/2024 1-mo. SOFR + 3.23%	476,487
176,007	Bunker Hill Loan Depositary Trust(b)(e) Series 2019-2 Class A1 2.88%, 07/25/2049	162,332
	BX Commercial Mortgage Trust(b)(c)
	Series 2019-XL Class C
1,062,500	6.70%, 10/15/2036 1-mo. SOFR + 1.36%	1,054,429
	Series 2022-AHP Class B
730,000	7.17%, 01/17/2039 1-mo. SOFR + 1.84%	716,421
	BX Trust(b)
	Series 2019-OC11 Class D
1,540,000	4.08%, 12/09/2041(d)	1,265,936
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2022-CLS Class A
$ 564,000	5.76%, 10/13/2027	$ 544,014
775,000	CENT Trust(b)(c) Series 2023-CITY Class A 7.95%, 09/15/2028 1-mo. SOFR + 2.62%	774,665
185,000	Citigroup Mortgage Loan Trust(b)(d) Series 2019-RP1 Class M2 4.00%, 01/25/2066	155,244
	COLT Mortgage Loan Trust(b)
	Series 2021-2R Class A1
47,188	0.80%, 07/27/2054	40,362
	Series 2022-4 Class A1
1,392,149	4.30%, 03/25/2067(d)	1,303,899
	Series 2022-5 Class A1
2,620,677	4.55%, 04/25/2067(d)	2,467,398
	COMM Mortgage Trust
	Series 2012-CR3 Class AM
8,561	3.42%, 10/15/2045(b)	7,910
	Series 2012-LC4 Class B
67,152	4.93%, 12/10/2044(d)	60,437
82,146	Commercial Mortgage Pass Through Certificates(b) Series 2012-LTRT Class A2 3.40%, 10/05/2030	67,804
670,000	CoreVest American Finance Trust(b)(e) Series 2021-RTL1 Class A1 2.24%, 03/28/2029	619,240
2,244,416	Credit Suisse Mortgage Capital Certificates(b)(c) Series 2019-ICE4 Class A 6.36%, 05/15/2036 1-mo. SOFR + 1.03%	2,241,988
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
285,000	4.18%, 09/15/2037	225,081
	Series 2014-USA Class D
100,000	4.37%, 09/15/2037	71,303
	Series 2020-RPL3 Class A1
160,350	2.69%, 03/25/2060(d)	157,109
	Series 2021-RPL1 Class A1
245,228	1.67%, 09/27/2060(d)	225,725
235,000	DBUBS Mortgage Trust(b)(d) Series 2017-BRBK Class D 3.65%, 10/10/2034	189,167
460,000	DC Commercial Mortgage Trust(b)(d) Series 2023-DC Class C 7.38%, 09/12/2040	457,193
2,066,975	Deephaven Residential Mortgage Trust(b)(d) Series 2022-1 Class A1 2.21%, 01/25/2067	1,787,590
	Ellington Financial Mortgage Trust(b)(d)
	Series 2019-2 Class A3
58,077	3.05%, 11/25/2059	52,678
	Series 2022-1 Class A1
1,062,000	2.21%, 01/25/2067	862,144

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Extended Stay America Trust(b)(c)
	Series 2021-ESH Class C
$ 1,363,950	7.15%, 07/15/2038 1-mo. SOFR + 1.81%	$ 1,343,560
	Series 2021-ESH Class D
123,563	7.70%, 07/15/2038 1-mo. SOFR + 2.36%	121,547
	GCAT Trust(b)
	Series 2019-RPL1 Class A1
162,607	2.65%, 10/25/2068(d)	151,354
	Series 2020-NQM1 Class A1
60,424	2.25%, 01/25/2060(e)	56,294
	GS Mortgage Securities Corp Trust(b)(d)
	Series 2013-G1 Class B
95,340	3.84%, 04/10/2031	83,952
	Series 2013-PEMB Class A
130,000	3.67%, 03/05/2033	113,218
	Series 2013-PEMB Class D
430,000	3.67%, 03/05/2033	249,400
275,000	GS Mortgage Securities Trust(d) Series 2014-GC18 Class B 4.89%, 01/10/2047	228,725
857,000	INTOWN Mortgage Trust(b)(c) Series 2022-STAY Class A 7.82%, 08/15/2039 1-mo. SOFR + 2.49%	858,074
413,270	JPMorgan Chase Commercial Mortgage Securities Trust(b)(d) Series 2012-LC9 Class C 3.91%, 12/15/2047	371,943
1,144,000	KNDL Mortgage Trust(b)(c) Series 2019-KNSQ Class A 6.33%, 05/15/2036 1-mo. SOFR + 1.00%	1,138,907
	Legacy Mortgage Asset Trust(b)
	Series 2019-GS7 Class A1
282,187	6.25%, 11/25/2059(e)	279,560
	Series 2020-GS1 Class A1
283,983	5.88%, 10/25/2059(e)	282,283
	Series 2020-GS5 Class A1
76,883	6.25%, 06/25/2060(e)	76,036
	Series 2020-RPL1 Class A2
200,000	3.25%, 09/25/2059(d)	164,862
	Series 2021-GS4 Class A1
108,256	1.65%, 11/25/2060(e)	97,995
267,193	LHOME Mortgage Trust(b)(e) Series 2021-RTL2 Class A1 2.09%, 06/25/2026	262,845
	Med Trust(b)(c)
	Series 2021-MDLN Class B
104,499	6.90%, 11/15/2038 1-mo. SOFR + 1.56%	101,875
	Series 2021-MDLN Class C
268,710	7.25%, 11/15/2038 1-mo. SOFR + 1.91%	260,905
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-MDLN Class D
$ 129,379	7.45%, 11/15/2038 1-mo. SOFR + 2.11%	$ 124,020
900,000	MetLife Securitization Trust(b)(d) Series 2017-1A Class M1 3.45%, 04/25/2055	741,477
	MFA Trust(b)
	Series 2020-NQM3 Class A1
864,752	1.01%, 01/26/2065(d)	762,739
	Series 2022-NQM2 Class A1
299,598	4.00%, 05/25/2067(e)	272,375
	Mill City Mortgage Loan Trust(b)(d)
	Series 2017-3 Class B1
641,379	3.25%, 01/25/2061	507,656
	Series 2019-1 Class M2
603,888	3.50%, 10/25/2069	501,931
	Series 2019-GS1 Class A1
196,946	2.75%, 07/25/2059	184,399
615,000	MIRA Trust(b) Series 2023-MILE Class A 6.75%, 06/10/2038	602,337
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2013-C11 Class B
80,000	4.22%, 08/15/2046(d)	48,806
	Series 2013-C12 Class C
75,000	5.07%, 10/15/2046(d)	71,209
	Series 2015-C25 Class A4
915,000	3.37%, 10/15/2048	868,676
93,294	MSBAM Commercial Mortgage Securities Trust(b) Series 2012-CKSV Class A2 3.28%, 10/15/2030	76,968
	New Residential Mortgage Loan Trust(b)
	Series 2016-4A Class B1A
653,111	4.50%, 11/25/2056(d)	604,112
	Series 2017-2A Class A3
1,331,416	4.00%, 03/25/2057(d)	1,225,124
	Series 2019-RPL2 Class M2
670,000	3.75%, 02/25/2059(d)	542,266
	Series 2020-NQM1 Class A3
1,026,095	2.77%, 01/26/2060(d)	921,868
	Series 2021-NQ2R Class A1
218,410	0.94%, 10/25/2058(d)	192,450
	Series 2022-NQM2 Class A1
2,905,180	3.08%, 03/27/2062(d)	2,534,791
	Series 2022-RTL1 Class A1F
1,177,000	4.34%, 12/25/2026	1,130,902
884,000	NewRez Warehouse Securitization Trust(b)(c) Series 2021-1 Class B 6.33%, 05/25/2055 1-mo. SOFR + 1.01%	879,708
490,000	Palisades Mortgage Loan Trust(b)(e) Series 2021-RTL1 Class A1 2.86%, 06/25/2026	475,316

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Preston Ridge Partners Mortgage LLC(b)(e)
	Series 2020-4 Class A1
$ 198,799	2.95%, 10/25/2025	$ 194,471
	Series 2021-RPL1 Class A1
780,092	1.32%, 07/25/2051	683,426
299,396	Provident Funding Mortgage Trust(b)(d) Series 2019-1 Class A2 3.00%, 12/25/2049	245,011
255,000	RBS Commercial Funding Inc Trust(b)(d) Series 2013-GSP Class A 3.96%, 01/15/2032	250,824
121,016	RCKT Mortgage Trust(b)(d) Series 2020-1 Class A1 3.00%, 02/25/2050	98,658
	Starwood Mortgage Residential Trust(b)(d)
	Series 2021-1 Class A1
157,336	1.22%, 05/25/2065	135,937
	Series 2021-3 Class A3
174,918	1.52%, 06/25/2056	136,311
381,466	Toorak Mortgage Corp Ltd(b)(e) Series 2021-1 Class A1 2.24%, 06/25/2024	370,919
	Towd Point Mortgage Trust(b)
	Series 2016-4 Class B1
615,000	3.97%, 07/25/2056(d)	555,176
	Series 2017-1 Class A2
525,000	3.50%, 10/25/2056(d)	505,101
	Series 2017-1 Class M1
635,000	3.75%, 10/25/2056(d)	590,440
	Series 2017-4 Class A2
630,000	3.00%, 06/25/2057(d)	550,937
	Series 2017-4 Class M2
325,000	3.25%, 06/25/2057(d)	256,824
	Series 2017-6 Class A2
780,000	3.00%, 10/25/2057(d)	693,154
	Series 2018-4 Class A2
100,000	3.00%, 06/25/2058(d)	76,552
	Series 2018-5 Class M1
170,000	3.25%, 07/25/2058(d)	127,413
	Series 2018-6 Class A1B
300,000	3.75%, 03/25/2058(d)	272,756
	Series 2018-6 Class A2
1,590,000	3.75%, 03/25/2058(d)	1,331,313
	Series 2019-2 Class A2
670,000	3.75%, 12/25/2058(d)	564,380
	Series 2019-2 Class M1
945,000	3.75%, 12/25/2058(d)	756,523
	Series 2019-4 Class A1
210,035	2.90%, 10/25/2059(d)	192,450
	Series 2019-4 Class A2
615,000	3.25%, 10/25/2059(d)	508,251
	Series 2019-HY2 Class M1
925,000	7.03%, 05/25/2058(c) 1-mo. SOFR + 1.71%	925,048
	Series 2020-1 Class A2B
100,000	3.25%, 01/25/2060(d)	79,445
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-1 Class M1
$ 335,000	3.50%, 01/25/2060(d)	$ 262,413
	Series 2021-1 Class A2
1,050,000	2.75%, 11/25/2061(d)	795,349
840,000	TVC Mortgage Trust(b)(e) Series 2020-RTL1 Class M 5.19%, 09/25/2024	837,643
	Verus Securitization Trust(b)
	Series 2019-4 Class M1
310,000	3.21%, 11/25/2059(d)	269,353
	Series 2022-5 Class A1
976,870	3.80%, 04/25/2067(e)	880,734
	Series 2022-7 Class A1
982,275	5.15%, 07/25/2067(e)	955,797
	Visio Trust(b)
	Series 2019-2 Class A1
248,392	2.72%, 11/25/2054(d)	232,881
	Series 2020-1R Class A1
1,109,727	1.31%, 11/25/2055	975,232
	Series 2020-1R Class A2
129,064	1.57%, 11/25/2055	113,607
	Wells Fargo Commercial Mortgage Trust(d)
	Series 2013-LC12 Class B
145,021	4.09%, 07/15/2046	117,830
	Series 2016-C36 Class B
135,000	3.67%, 11/15/2059	110,667
	WFRBS Commercial Mortgage Trust
	Series 2013-C15 Class B
220,000	4.35%, 08/15/2046(d)	182,598
	Series 2014-C20 Class B
190,000	4.38%, 05/15/2047	146,357
	Series 2014-C24 Class AS
1,490,000	3.93%, 11/15/2047	1,344,042
	Series 2014-C24 Class B
70,000	4.20%, 11/15/2047(d)	60,007
		60,902,211
U.S. Government Agency — 2.01%
3,262,233	Federal Home Loan Mortgage Corp 6.00%, 03/01/2053	3,220,548
170,642	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(b)(c) Series 2022-DNA3 Class M1A 7.31%, 04/25/2042 1-mo. SOFR + 2.00%	171,859
	Federal National Mortgage Association
1,707,365	5.00%, 10/01/2052	1,612,028
1,518,707	4.50%, 11/01/2052	1,395,002
1,128,983	5.00%, 11/01/2052	1,066,077
2,747,332	5.50%, 12/01/2052	2,656,137
4,095,643	6.00%, 04/01/2053	4,043,290

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 1,380,548	5.50%, 07/01/2053	$ 1,334,666
		15,499,607
TOTAL MORTGAGE-BACKED SECURITIES — 9.92% (Cost $81,438,614)		$76,401,818
MUNICIPAL BONDS AND NOTES
560,000	Broward County, Florida Water & Sewer Utility Revenue Series A 4.00%, 10/01/2047	497,175
810,000	Metropolitan Transportation Authority Series A 5.00%, 11/15/2045	834,538
130,000	Sales Tax Securitization Corp Series B 3.41%, 01/01/2043	93,504
2,260,000	Tobacco Settlement Financing Corp Series A-1 6.71%, 06/01/2046	1,870,366
TOTAL MUNICIPAL BONDS AND NOTES — 0.43% (Cost $3,942,246)		$3,295,583
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
6,945,000	0.25%, 09/30/2023(f)	6,945,000
4,830,000	1.50%, 02/29/2024	4,752,267
5,000,000	5.00%, 08/31/2025(m)	4,989,844
1,125,000	1.38%, 12/31/2028	955,503
9,240,000	3.38%, 05/15/2033	8,379,525
15,245,000	4.00%, 11/15/2052	13,512,072
1,070,000	3.63%, 05/15/2053	885,926
TOTAL U.S. TREASURY BONDS AND NOTES — 5.25% (Cost $43,277,745)		$40,420,137
Shares
COMMON STOCK
Communications — 0.04%
95,643	Altice USA Inc Class A(n)	312,753
Consumer, Cyclical — 0.01%
650	NMG Parent LLC(n)	113,750
Consumer, Non-Cyclical — 0.07%
3,715	AbbVie Inc	553,758
327	Clarivate PLC(n)	2,194
662	Rising Tide Holdings Inc(n)	1,489
		557,441
Shares		Fair Value
Energy — 0.15%
8,996	Canadian Natural Resources Ltd	$ 581,771
3,500	Diamondback Energy Inc	542,080
		1,123,851
TOTAL COMMON STOCK — 0.27% (Cost $3,374,054)		$2,107,795
CONVERTIBLE PREFERRED STOCK
Energy — 0.07%
12,538	El Paso Energy Capital Trust I 4.75%	569,351
Financial — 0.27%
705	Bank of America Corp 7.25%	784,313
745,000	Charles Schwab Corp Series H 4.00%	525,650
702	Wells Fargo & Co 7.50%	780,975
		2,090,938
Technology — 0.03%
7,075	Clarivate PLC 5.25%	207,085
TOTAL CONVERTIBLE PREFERRED STOCK — 0.37% (Cost $3,831,005)		$2,867,374
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 9.72%
	U.S. Treasury Bills(j)
$7,360,000	5.32%, 11/30/2023	7,294,207
15,810,000	5.27%, 12/07/2023	15,654,307
15,310,000	5.24%, 12/14/2023	15,144,619
17,100,000	5.31%, 12/21/2023	16,895,724
12,765,000	5.37%, 12/28/2023	12,597,719
7,410,000	5.21%, 01/04/2024(f)	7,307,357
		74,893,933
Repurchase Agreements — 3.57%
6,884,417	Undivided interest of 6.08% in a repurchase agreement (principal amount/value $113,517,620 with a maturity value of $113,567,757) with RBC Capital Markets Corp, 5.30%, dated 9/30/23 to be repurchased at $6,884,417 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/5/23 - 9/1/53, with a value of $115,787,972.(o)	6,884,417

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 6,884,417	Undivided interest of 6.21% in a repurchase agreement (principal amount/value $111,153,217 with a maturity value of $111,202,310) with Bank of America Securities Inc, 5.30%, dated 9/30/23 to be repurchased at $6,884,417 on 10/2/23 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 4/20/43 - 9/1/53, with a value of $113,376,281.(o)	$ 6,884,417
6,884,417	Undivided interest of 6.32% in a repurchase agreement (principal amount/value $109,270,736 with a maturity value of $109,318,997) with Citigroup Global Markets Inc, 5.30%, dated 9/30/23 to be repurchased at $6,884,417 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.09%, 8/5/25 - 5/20/72, with a value of $111,456,151.(o)	6,884,417
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 6,884,420	Undivided interest of 9.52% in a repurchase agreement (principal amount/value $72,477,196 with a maturity value of $72,509,207) with Bank of Montreal, 5.30%, dated 9/30/23 to be repurchased at $6,884,420 on 10/2/23 collateralized by Federal National Mortgage Association securities, 2.50% - 6.00%, 10/1/31 - 10/1/53, with a value of $73,926,740.(o)	$ 6,884,420
		27,537,671
TOTAL SHORT TERM INVESTMENTS — 13.29% (Cost $102,431,604)		$102,431,604
TOTAL INVESTMENTS — 100.63% (Cost $835,057,720)		$775,474,053
OTHER ASSETS & LIABILITIES, NET — (0.63)%		$(4,825,130)
TOTAL NET ASSETS — 100.00%		$770,648,923

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2023.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 29, 2023. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security is on loan at September 29, 2023.
(g)	Security has no contractual maturity date and pays an indefinite stream of interest.
(h)	Security in default.
(i)	Security is fair valued using significant unobservable inputs.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Principal amount is stated in 1,000 Brazilian Real Units.
(l)	Principal amount is stated in 100 Mexican Peso Units.
(m)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(n)	Non-income producing security.
(o)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
At September 29, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	256	USD	27,664	Dec 2023	$(542,781)
U.S. 2 Year Treasury Note Futures	319	USD	64,665	Dec 2023	(163,804)
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
At September 29, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
U.S. 5 Year Treasury Note Futures	594	USD	62,583	Dec 2023	$(547,708)
U.S. Long Bond Futures	677	USD	77,030	Dec 2023	(4,238,509)
Short
U.S. 10 Year Treasury Ultra Futures	522	USD	58,236	Dec 2023	1,640,955
U.S. Ultra Bond Futures	56	USD	6,647	Dec 2023	422,302
				Net Depreciation	$(3,429,545)
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro Dollar
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 29, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

September 29, 2023

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$102,602,656	$—	$102,602,656
Bank Loans	—	54,494,864	—	54,494,864
Corporate Bonds and Notes	—	352,961,554	11,275	352,972,829
Convertible Bonds	—	9,361,772	—	9,361,772
Foreign Government Bonds and Notes	—	28,517,621	—	28,517,621
Mortgage-Backed Securities	—	76,401,818	—	76,401,818
Municipal Bonds and Notes	—	3,295,583	—	3,295,583
U.S. Treasury Bonds and Notes	—	40,420,137	—	40,420,137
Common Stock	2,107,795	—	—	2,107,795
Convertible Preferred Stock
Energy	569,351	—	—	569,351
Financial	1,565,288	525,650	—	2,090,938
Technology	—	207,085	—	207,085
	2,134,639	732,735	—	2,867,374
Short Term Investments	—	102,431,604	—	102,431,604
Total investments, at fair value:	4,242,434	771,220,344	11,275	775,474,053
Other Financial Investments:
Futures Contracts(a)	2,063,257	—	—	2,063,257
Total Assets	$6,305,691	$771,220,344	$11,275	$777,537,310
Liabilities
Other Financial Investments:
Futures Contracts(a)	$(5,492,802)	$—	$—	$(5,492,802)
Total Liabilities	$(5,492,802)	$0	$—	$(5,492,802)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 1,029 long futures contracts and an average of 288 short futures contracts for the reporting period.

September 29, 2023